UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-06023

Managed Municipal Fund, Inc.

(Exact name of registrant as specified in charter)

666 Fifth Avenue, 11th Floor
New York, New York 10103

 (Address of principal executive offices)(Zip code)

R. Alan Medaugh, President
ISI, Inc.
666 Fifth Avenue, 11th Floor
New York, New York 10103

 (Name and Address of Agent for Service)

Registrant’s telephone number, including area code:  (212) 446-5600

Date of fiscal year end:  October 31

Date of reporting period:  April 30, 2013

Item 1.	Reports to Stockholders.

SEMI-ANNUAL REPORT April 30, 2013 (Unaudited)
TOTAL RETURN U.S. TREASURY FUND, INC. MANAGED MUNICIPAL FUND, INC. NORTH AMERICAN GOVERNMENT BOND FUND, INC. ISI STRATEGY FUND, INC.

ISI Funds Semi-Annual Report – Table of Contents

Investment Advisor’s Message	1
Performance Comparisons	2
Shareholder Expense Examples	10
Portfolio Profiles	13
Schedules of Investments	14
Statements of Assets and Liabilities	29
Statements of Operations	33
Statements of Changes in Net Assets	35
Financial Highlights	41
Notes to Financial Statements	48
Notice to Shareholders	58

Investment Advisor’s Message	4/30/2013

Dear Shareholder:

I am pleased to present the semi-annual report to shareholders for the ISI Funds. This report covers the six-month reporting period ended April 30, 2013. For this period, the Total Return US Treasury Fund, Inc. (‘Total Return’) produced a +0.68% return; Managed Municipal Fund, Inc. (‘Managed Municipal’) produced a +0.82% return in its Class A Shares and a +0.94% return in its Class I Shares; North American Government Bond Fund, Inc. (‘North American’) produced a +1.86% return in its Class A Shares, a +1.51% return in its Class C Shares, and a +2.00% return in its Class I Shares; and ISI Strategy Fund (‘Strategy’) produced a +11.91% return. These figures assume the reinvestment of dividends and capital gain distributions, and exclude the impact of any sales charges.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance of a Fund, please call (800) 882-8585.

Description of Fund Objectives

Total Return, Managed Municipal, North American and Strategy, (each a ‘Fund’ and collectively, the ‘Funds’) are registered under the Investment Company Act of 1940, as amended, as open-end management investment companies. The Funds are organized as corporations under the laws of the state of Maryland.

International Strategy & Investment, Inc. (‘ISI’) manages all four Funds. Total Return’s investment objective is to achieve a high level of total return with relative stability of principal and, secondarily, high current income consistent with an investment in securities issued by the United States Treasury. Managed Municipal’s investment objective is designed to provide a high level of total return with relative stability of principal and, secondarily, high current income exempt from federal income tax through investment in a portfolio consisting primarily of tax-free municipal obligations. North American’s investment objective is designed to provide a high level of current income, consistent with prudent investment risk. Strategy’s investment objective is designed to maximize total return through a combination of long-term growth of capital and current income.

We would like to welcome new investors to the ISI Funds and thank those who have been with us for some time. We appreciate your confidence.

Sincerely,

R. Alan Medaugh
President
May 16, 2013

1

Total Return US Treasury Fund – Performance Comparison1 (Unaudited)

2

Total Return US Treasury Fund – Performance Comparison1 (Unaudited) (continued)

	Cumulative Total Returns (With Sales Charge)					Average Annual Total Returns (With Sales Charge)
Periods Ended April 30, 2013	1 Year	3 Years	5 Years	10 Years	Since Inception2	1 Year	3 Years	5 Years	10 Years	Since Inception2
Total Return US Treasury Fund	-1.02%	12.59%	23.68%	49.22%	372.25%	-1.02%	4.03%	4.34%	4.08%	6.48%
Barclays Capital Treasury Index3	2.56%	16.86%	27.61%	57.83%	424.67%	2.56%	5.33%	5.00%	4.67%	6.95%
Barclays Capital Intermediate Treasury Index3	1.82%	12.63%	22.60%	48.75%	348.03%	1.82%	4.05%	4.16%	4.05%	6.27%
Barclays Capital Long- Term Treasury Index3	6.97%	44.01%	58.23%	107.14%	591.24%	6.97%	12.93%	9.61%	7.55%	8.15%

1
Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All performance assumes the reinvestment of dividends and capital gain distributions and includes the Fund’s maximum 3.00% sales charge. Distributions of the Fund’s capital gains and non-US Treasury income may be subject to state and local taxes. Management is not aware of any single index that is truly representative of the Fund since its active maturity management policy allows the manager to adjust the weighted average maturity throughout each US Treasury sector. Currently, the Fund’s weighted average maturity is approximately 4.66 years.

2	The Fund’s inception date is August 10, 1988. Benchmark returns are for the periods beginning August 31, 1988.

3
The Barclays Capital Treasury Index is an unmanaged index reflecting the performance of all public Treasury obligations and does not focus on one particular segment of the Treasury market. The Barclays Capital Intermediate Treasury Index is an unmanaged index reflecting the performance of US Treasury securities in the intermediate-term Treasury sector. The Barclays Capital Long-Term Treasury Index is an unmanaged index reflecting the performance of US Treasury securities in the long-term Treasury sector. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund’s returns.

Expense Ratio Information as of:	October 31, 2012 (As disclosed in March 1, 2013 Summary Prospectus)
Gross Expense Ratio	0.83%

3

Managed Municipal Fund – Performance Comparison1 (Unaudited)

4

Managed Municipal Fund – Performance Comparison1 (Unaudited) (continued)

	Cumulative Total Returns (With Sales Charge)					Average Annual Total Returns (With Sales Charge)
Periods Ended April 30, 2013	1 Year	3 Years	5 Years	10 Years	Since Inception	1 Year	3 Years	5 Years	10 Years	Since Inception
Managed Municipal Fund - ISI Class A Shares2	-0.04%	9.80%	19.27%	38.56%	214.80%	-0.04%	3.17%	3.59%	3.32%	5.07%
Managed Municipal Fund - ISI Class I Shares3	3.37%	—	—	—	10.18%	3.37%	—	—	—	3.85%
Barclays Capital General Obligation Index4	4.58%	18.63%	33.81%	63.10%	173.57%	4.58%	5.86%	6.00%	5.01%	4.44%
Barclays Capital Prerefunded Municipal Bond Index4	1.55%	7.69%	18.94%	39.88%	70.43%	1.55%	2.50%	3.53%	3.41%	2.33%
Consumer Price Index5	1.10%	6.73%	8.32%	26.54%	89.07%	1.10%	2.20%	1.61%	2.38%	2.79%

1
Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All performance assumes the reinvestment of dividends and capital gain distributions and includes the sales charge, if applicable. ISI Class A Shares have a maximum 3.00% sales charge. Distributions of the Fund’s income and capital gains may be subject to state and local taxes.

2	The ISI Class A Shares inception date is February 26, 1990. Benchmark returns are for the periods beginning February 28, 1990.

3
The ISI Class I Shares inception date is October 7, 2010. Benchmark returns are for the period beginning October 31, 2010. Cumulative and annualized returns for the Barclays Capital General Obligation Index from October 31, 2010 through April 30, 2013 were 14.19% and 5.45%, respectively. Cumulative and annualized returns for the Barclays Capital Prerefunded Municipal Bond Index from October 31, 2010 through April 30, 2013 were 5.47% and 2.15%, respectively.

4
The Barclays Capital General Obligation Index is an unmanaged index reflecting general municipal bond market performance. The Barclays Capital Prerefunded Municipal Bond Index, an unmanaged index, is a subcomponent of the general Barclays Capital Municipal Bond Index, and contains only bonds from that index that have been prerefunded or escrowed to maturity. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund’s returns.

5	The Consumer Price Index is a widely used measure of inflation.

Expense Ratio Information as of:	October 31, 2012 (As disclosed in March 1, 2013 Summary Prospectus)
Gross Expense Ratio – Class A	0.99%
Gross Expense Ratio – Class I	0.74%

5

North American Government Bond Fund – Performance Comparison1 (Unaudited)

6

North American Government Bond Fund – Performance Comparison1 (Unaudited) (continued)

	Cumulative Total Returns (With Sales Charge)					Average Annual Total Returns (With Sales Charge)
Periods Ended April 30, 2013	1 Year	3 Years	5 Years	10 Years	Since Inception	1 Year	3 Years	5 Years	10 Years	Since Inception
North American Government Bond Fund - ISI Class A Shares2	-0.43%	11.85%	21.18%	55.56%	200.62%	-0.43%	3.80%	3.92%	4.52%	5.57%
North American Government Bond Fund - ISI Class C Shares3	1.13%	13.12%	21.21%	—	46.67%	1.13%	4.20%	3.92%	—	3.92%
North American Government Bond Fund - ISI Class I Shares4	3.13%	—	—	—	11.19%	3.13%	—	—	—	4.13%
Barclays Capital Intermediate Treasury Index5	1.82%	12.63%	22.60%	48.75%	185.51%	1.82%	4.05%	4.16%	4.05%	5.32%
Barclays Capital Emerging Americas Index: Mexico Section / Citigroup US Broad Investment-Grade Bond Index Mexico Sector / Barclays Capital Global Aggregate Index: Mexico Section6	25.56%	36.01%	28.75%	89.32%	615.25%	25.56%	10.80%	5.18%	6.59%	10.20%
Consumer Price Index7	1.10%	6.73%	8.32%	26.54%	66.81%	1.10%	2.20%	1.61%	2.38%	2.56%

1
Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All performance assumes the reinvestment of dividends and capital gain distributions and includes sales charges, if applicable. ISI Class A shares have a maximum 3.00% sales charge. ISI Class C Shares have a maximum 1.00% contingent deferred sales charge in the first year, which is eliminated thereafter.

2	ISI Class A Shares inception date is January 15, 1993. Benchmark returns are for the periods beginning January 31, 1993.

3
ISI Class C Shares inception date is May 16, 2003. Cumulative and annualized returns for the Barclays Capital Intermediate Treasury Index from May 31, 2003 through April 30, 2013 were 46.48% and 3.92%, respectively.

4
ISI Class I Shares inception date is September 16, 2010. Benchmark returns are for the periods beginning September 30, 2010. Cumulative and annualized returns for the Barclays Capital Intermediate Treasury Index from September 30, 2010 through April 30, 2013 were 7.12% and 2.70%, respectively.

5
The Barclays Capital Intermediate Treasury Index is an unmanaged index reflecting the performance of US Treasury securities in the intermediate-term Treasury sector. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund’s returns.

6
Reflects the performance of the Barclays Capital Emerging Americas Index: Mexico Section through October 31, 2004 and the Citigroup US Broad Investment-Grade Bond Index Mexico Sector from that date through October 31, 2006 and the Barclays Capital Global Aggregate Index: Mexico from October 31, 2006 through April 30, 2013. The Barclays Capital Emerging Americas Index: Mexico Section has been discontinued. Barclays Capital Emerging Americas Index: Mexico Section was an unmanaged sub-index of the Barclays Capital Emerging Americas Index reflecting the performance of selected Mexican debt instruments with maturities of one year or more. The Citigroup US Broad Investment-Grade Bond Index Mexico Sector is an unmanaged sub-index of the Citigroup US Broad Investment-Grade Bond Index reflecting the performance of selected Mexican debt instruments with maturities of one year or more. The Barclays Capital Global Aggregate Index: Mexico Section is an unmanaged sub-index of Barclays Capital Global Aggregate Index which provides broad-based measure of global investment-grade fixed income markets. The Mexico Section reflects the US dollar performance of selected Mexican government peso-denominated debt instruments with maturities of one year or more. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund’s returns.

7	The Consumer Price Index is a widely used measure of inflation.

Expense Ratio Information as of:	October 31, 2012 (As disclosed in March 1, 2013 Summary Prospectus)
Gross Expense Ratio – Class A	1.18%
Gross Expense Ratio – Class C	1.78%
Gross Expense Ratio – Class I	0.78%

7

ISI Strategy Fund – Performance Comparison1 (Unaudited)

8

ISI Strategy Fund – Performance Comparison1 (Unaudited) (continued)

	Cumulative Total Returns (With Sales Charge)					Average Annual Total Returns (With Sales Charge)
Periods Ended April 30, 2013	1 Year	3 Years	5 Years	10 Years	Since Inception2	1 Year	3 Years	5 Years	10 Years	Since Inception2
ISI Strategy Fund	9.59%	29.17%	26.57%	98.68%	123.90%	9.59%	8.91%	4.83%	7.11%	5.30%
DJ Wilshire 5000 (Full Cap) Index3	17.28%	43.44%	33.04%	132.69%	137.52%	17.28%	12.78%	5.88%	8.81%	5.71%
Consumer Price Index4	1.10%	6.73%	8.32%	26.54%	45.16%	1.10%	2.20%	1.61%	2.38%	2.42%
Lipper Flexible Portfolio Funds Average5	10.95%	27.52%	23.72%	107.91%	118.86%	10.95%	8.44%	4.35%	7.59%	5.15%

1
Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All performance assumes the reinvestment of dividends and capital gain distributions and includes the Fund’s maximum 3.00% sales charge.

2	The Fund’s inception date is September 16, 1997. Benchmark returns are for the periods beginning September 30, 1997.

3
The DJ Wilshire 5000 (Full Cap) Index is an unmanaged index that represents the broadest measure of the US equity market. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund’s returns.

4	The Consumer Price Index is a widely used measure of inflation.

5
Lipper figures represent the average total returns by all mutual funds designated by Lipper as falling into the category indicated. The Lipper Flexible Portfolio Funds Average category includes funds that allocate their investments across various asset classes, including domestic common stocks, bonds and money market instruments with a focus on total return.

Expense Ratio Information as of:	October 31, 2012 (As disclosed in March 1, 2013 Summary Prospectus)
Gross Expense Ratio	1.11%

9

Shareholder Expense Examples (Unaudited)

As a shareholder of the Funds, you may incur two types of cost; (1) transaction costs, including sales charges (loads); and (2) ongoing costs, including management fees, Rule 12b-1 distribution/shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the tables below are based on an investment of $1,000 made at the beginning of the period shown (November 1, 2012) and held for the entire period (April 30, 2013).

Actual Expenses – “Actual Return” in the following table provides information about actual account values and actual expenses. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid During Period” column to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – “Hypothetical Returns” in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return of each Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, “Hypothetical Returns” in the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

10

Shareholder Expense Examples (Unaudited) (continued)

Total Return US Treasury Fund
	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period(1)	Annualized Expense Ratio
Based on Actual Fund Return	$1,000.00	$1,006.80	$4.33	0.87%
Based on Hypothetical 5% Return	$1,000.00	$1,020.48	$4.36	0.87%

Managed Municipal Fund – Class A
	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period(1)	Annualized Expense Ratio
Based on Actual Fund Return	$1,000.00	$1,008.20	$4.98	1.00%
Based on Hypothetical 5% Return	$1,000.00	$1,019.84	$5.01	1.00%

Managed Municipal Fund – Class I
	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period(1)	Annualized Expense Ratio
Based on Actual Fund Return	$1,000.00	$1,009.40	$3.74	0.75%
Based on Hypothetical 5% Return	$1,000.00	$1,021.08	$3.76	0.75%

North American Government Bond Fund – Class A
	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period(1)	Annualized Expense Ratio
Based on Actual Fund Return	$1,000.00	$1,018.60	$5.96	1.19%
Based on Hypothetical 5% Return	$1,000.00	$1,018.89	$5.96	1.19%

North American Government Bond Fund – Class C
	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period(1)	Annualized Expense Ratio
Based on Actual Fund Return	$1,000.00	$1,015.10	$8.94	1.79%
Based on Hypothetical 5% Return	$1,000.00	$1,015.92	$8.95	1.79%

(1)	Expenses are equal to the Fund’s annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

11

Shareholder Expense Examples (Unaudited) (continued)

North American Government Bond Fund – Class I
	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period(1)	Annualized Expense Ratio
Based on Actual Fund Return	$1,000.00	$1,020.00	$3.96	0.79%
Based on Hypothetical 5% Return	$1,000.00	$1,020.88	$3.96	0.79%

ISI Strategy Fund
	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period(1)	Annualized Expense Ratio
Based on Actual Fund Return	$1,000.00	$1,119.10	$5.67	1.08%
Based on Hypothetical 5% Return	$1,000.00	$1,019.44	$5.41	1.08%

(1)	Expenses are equal to the Fund’s annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

12

Portfolio Profiles (Unaudited)

Portfolio Profiles (as a % of Net Assets)	April 30, 2013

Total Return US Treasury Fund
US Treasury Obligations	99.33%
Other Assets and Liabilities	0.67%
100.00%

Managed Municipal Fund
Aaa Municipal Obligations*	79.59%
Aa Municipal Obligations*	11.30%
NR Municipal Obligations*	1.00%
US Treasury Obligations	9.37%
Other Assets and Liabilities	(1.26%)
100.00%

* Ratings are based on Moody’s Investors Service, Inc.

North American Government Bond Fund
Canadian Securities	17.42%
Mexican Securities	14.49%
US Treasury Obligations	66.88%
Other Assets and Liabilities	1.21%
100.00%
ISI Strategy Fund
Consumer Discretionary	11.34%
Consumer Staples	7.75%
Energy	6.36%
Financials	15.10%
Health Care	8.96%
Industrials	9.40%
Information Technology	11.46%
Materials	4.09%
Telecommunication Services	2.31%
Utilities	1.80%
US Treasury Obligations	21.00%
Other Assets and Liabilities	0.43%
100.00%

13

Total Return US Treasury Fund

Schedule of Investments	April 30, 2013 (Unaudited)

Security	Interest Rate	Maturity Date	Principal Amount	Value
US TREASURY OBLIGATIONS - 99.33%
US Treasury Notes	0.375%	07/31/13	$7,335,000	$7,341,880
US Treasury Notes	0.750%	08/15/13	4,900,000	4,910,530
US Treasury Notes	0.500%	10/15/13	5,100,000	5,110,358
US Treasury Notes	3.750%	11/15/18	700,000	814,242
US Treasury Notes	1.250%	01/31/19	16,500,000	16,898,327
US Treasury Notes	2.625%	08/15/20	4,250,000	4,689,280
US Treasury Bonds	8.125%	08/15/19	10,000,000	14,439,850
US Treasury Bonds	8.750%	08/15/20	11,000,000	16,913,358

Total US Treasury Obligations (Cost $66,349,928)				$71,117,825

Total Investments - 99.33% (Cost $66,349,928)*				$71,117,825
Other Assets in Excess of Liabilities - 0.67%				480,719
Net Assets - 100.00%				$71,598,544

*	Cost for Federal income tax purposes is $66,349,928 and net unrealized appreciation on a tax basis consists of:

Gross Unrealized Appreciation	$4,767,897
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$4,767,897

14	See Notes to Financial Statements.

Managed Municipal Fund

Schedule of Investments	April 30, 2013 (Unaudited)

Security	Interest Rate	Maturity Date	Ratings (Moody’s/ S&P)1	Principal Amount	Value
MUNICIPAL BONDS - 91.89%
General Obligation - 44.95%
Baltimore County, MD	4.000%	08/01/22	Aaa/AAA	$1,665,000	$1,939,442
City of Austin, TX, Series A	3.000%	09/01/29	Aaa/AAA	2,085,000	2,074,638
Delaware State, Series A	3.000%	08/01/26	Aaa/AAA	1,500,000	1,595,865
Delaware State, Series B	3.000%	07/01/19	Aaa/AAA	1,400,000	1,571,164
Delaware State, Series B	3.250%	01/01/21	Aaa/AAA	2,000,000	2,138,160
Georgia State, Series A	3.000%	07/01/29	Aaa/AAA	3,000,000	3,029,640
Georgia State, Series B	4.250%	04/01/25	Aaa/AAA	1,120,000	1,221,382
Maryland State, Series B	3.000%	03/15/26	Aaa/AAA	1,750,000	1,823,045
Mecklenburg County, NC	3.500%	02/01/26	Aaa/AAA	2,000,000	2,267,060
Minnesota State, State Trunk Highway, Series B	4.000%	08/01/30	Aa1/AA+	2,830,000	3,272,103
Montgomery County, MD, Public Improvements, Series A	3.000%	11/01/29	Aaa/AAA	2,000,000	2,020,820
Oregon State, State Property, ODOT Building, Series K	5.000%	05/01/30	Aa1/AA+	1,915,000	2,280,937
Prince Georges County, MD, Public Improvements	4.125%	07/15/26	Aaa/AAA	2,000,000	2,196,100
South Carolina State, Coastal Carolina University, Series A	4.000%	04/01/28	Aaa/AA+	1,000,000	1,137,280
Tennessee State, Series A	3.625%	05/01/31	Aaa/AA+	2,000,000	2,076,340
Texas State, Water Financial Assistance, Series C-1	5.000%	08/01/39	Aaa/AA+	3,515,000	4,096,943
Utah State, Series A	3.000%	07/01/18	Aaa/AAA	1,000,000	1,114,430
Utah State, Series A	5.000%	07/01/23	Aaa/AAA	2,785,000	3,501,358
Wake County, NC, Series A	3.000%	05/01/29	Aaa/AAA	2,525,000	2,532,600
Washington State, Series F	4.500%	07/01/27	Aa1/AA+	2,500,000	2,793,950
Washington State, Motor Vehicle Fuel Tax, Series E	4.000%	02/01/36	Aa1/AA+	2,000,000	2,118,880
Washington, MD, Suburban Sanitation District, Public Improvements	2.000%	06/01/24	Aaa/AAA	2,000,000	1,961,640
Washington, MD, Suburban Sanitation District, Public Improvements	3.000%	06/01/26	Aaa/AAA	2,000,000	2,106,900
					$50,870,677
Prerefunded2 Issues - 27.05%
Alexandria, VA, Capital Improvements, 06/15/14 @ 100	4.250%	06/15/21	Aaa/AAA	$3,300,000	$3,447,741
Fairfax County, VA, Water Authority Water Revenue, 04/01/2017 @ 100	4.500%	04/01/27	NR/NR	355,000	409,415
Florida State, Board of Education, Public Education, Series I, 06/01/13 @ 101	4.125%	06/01/21	Aa1/AAA	2,290,000	2,320,617

See Notes to Financial Statements.	15

Managed Municipal Fund

Schedule of Investments (continued)	April 30, 2013 (Unaudited)

Security	Interest Rate	Maturity Date	Ratings (Moody’s/ S&P)1	Principal Amount	Value
MUNICIPAL BONDS - 91.89% (continued)
Prerefunded2 Issues - 27.05% (continued)
Florida State, Board of Education, Public Education, Series I, 06/01/13 @ 101	4.125%	06/01/21	NR/NR	$710,000	$719,514
Georgia State, Series G, 10/01/16 @ 100	4.125%	10/01/23	Aaa/AA+	2,000,000	2,245,120
Henrico County, VA, Public Improvements, 07/15/15 @ 100	4.250%	07/15/24	Aaa/AAA	2,830,000	3,071,993
Maryland State, Capital Improvements, Series A, 02/15/15 @ 100	4.000%	02/15/20	Aaa/AAA	4,000,000	4,263,320
Mecklenburg County, NC, Public Improvements, Series A, 02/01/14 @ 100	4.000%	02/01/20	Aaa/AAA	3,000,000	3,085,440
Montgomery County, MD, Public Improvements, Series A, 05/01/13 @ 100	4.000%	05/01/21	Aaa/AAA	2,450,000	2,450,270
Tennessee State, Series A, 05/01/17 @ 100	5.000%	05/01/26	Aaa/AA+	500,000	587,940
Tennessee State, Series A, 05/01/17 @ 100	5.000%	05/01/27	Aaa/AA+	2,075,000	2,439,951
Virginia State, Series B, 06/01/16 @ 100	4.250%	06/01/26	Aaa/AAA	2,500,000	2,782,925
Washington, MD, Suburban Sanitation District, Water Supply, 06/01/16 @ 100	4.250%	06/01/26	Aaa/AAA	2,500,000	2,788,625
					$30,612,871
Revenue Bonds - 19.89%
Colorado, Water Resources & Power Development Authority, Series A	4.000%	09/01/29	Aaa/AAA	$2,000,000	$2,176,800
Fairfax County, VA, Water Authority Water Revenue	4.500%	04/01/27	Aaa/AAA	2,145,000	2,328,634
Florida State, Water Pollution Control Financing, Series A	5.000%	01/15/29	Aaa/AAA	500,000	573,400
Florida State, Water Pollution Control Financing, Series A	5.100%	01/15/29	Aaa/AAA	550,000	634,469
Gwinnett County, GA, Water & Sewerage Authority, Series A	4.000%	08/01/28	Aaa/AAA	2,000,000	2,190,200
Kansas State, Development Finance Authority, Series DW-1	3.000%	04/01/20	Aaa/AAA	2,865,000	3,049,964
Kansas State, Development Finance Authority, Series DW-1	3.125%	04/01/22	Aaa/AAA	2,975,000	3,128,748
Texas, Water Development Board Revenue, State Revolving Fund-Senior Lien, Series A	4.750%	07/15/20	Aaa/AAA	3,000,000	3,011,100
Virginia State, Housing Development Authority, Series A	2.500%	07/01/26	Aaa/AAA	2,000,000	1,975,580

16	See Notes to Financial Statements.

Managed Municipal Fund

Schedule of Investments (continued)	April 30, 2013 (Unaudited)

Security	Interest Rate	Maturity Date	Ratings (Moody’s/ S&P)1	Principal Amount	Value
MUNICIPAL BONDS - 91.89% (continued)
Revenue Bonds - 19.89% (continued)
Virginia State, Resources Authority Clean Water Revenue	4.500%	10/01/28	Aaa/AAA	$3,000,000	$3,433,140
					$22,502,035

Total Municipal Bonds (Cost $96,560,265)					$103,985,583

US TREASURY OBLIGATIONS - 9.37%
US Treasury Notes	0.750%	08/15/13	—	$4,630,000	$4,639,950
US Treasury Notes	0.500%	10/15/13	—	2,350,000	2,354,773
US Treasury Notes	0.500%	05/31/13	—	250,000	250,117
US Treasury Notes	0.375%	07/31/13	—	3,355,000	3,358,147

Total US Treasury Obligations (Cost $10,600,241)					$10,602,987

Total Investments - 101.26% (Cost $107,160,506)*					$114,588,570
Liabilities in Excess of Other Assets - (1.26)%					(1,430,074)
Net Assets - 100.00%					$113,158,496

1	Moody’s Municipal Bond Ratings:

	Aaa	Judged to be of the best quality.

	Aa	Judged to be of high quality by all standards. Issues are sometimes denoted with a 1, 2 or 3, which denote a high, medium or low ranking within the rating.

	NR	Bond is not rated by this rating organization.

S&P Municipal Bond Ratings:

	AAA	Of the highest quality.

	AA	The second strongest capacity of payment of debt services. Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.

	NR	Bond is not rated by this rating organization.

2
Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

*	Cost for Federal income tax purposes is $107,160,506 and net unrealized appreciation on a tax basis consists of:

Gross Unrealized Appreciation	$7,471,139
Gross Unrealized Depreciation	(43,075)
Net Unrealized Appreciation	$7,428,064

See Notes to Financial Statements.	17

North American Government Bond Fund

Schedule of Investments	April 30, 2013 (Unaudited)

Security	Interest Rate	Maturity Date	Principal Amount1		Value
CANADIAN SECURITIES - 17.42%
Canadian Government Bonds	3.500%	06/01/13	CAD	3,100,000	$3,083,445
Canadian Government Bonds	0.750%	05/01/14		5,000,000	4,951,015
Canadian Government Bonds	2.250%	08/01/14		3,700,000	3,730,189
Canadian Government Bonds	1.000%	02/01/15		2,000,000	1,986,878
Canadian Government Bonds	4.000%	06/01/17		9,000,000	9,947,928
Canadian Government Bonds	3.750%	06/01/19		3,280,000	3,721,837

Total Canadian Securities (Cost $26,464,546)					$27,421,292

MEXICAN SECURITIES - 14.49%
Mexican Bono2	8.000%	12/19/13	MXN	50,016,000	$4,229,094
Mexican Bono2	6.000%	06/18/15		23,850,000	2,049,810
Mexican Bono2	8.000%	12/17/15		93,907,000	8,497,376
Mexican Bono2	7.250%	12/15/16		88,060,000	8,039,334

Total Mexican Securities (Cost $21,909,557)					$22,815,614

US TREASURY OBLIGATIONS - 66.88%
US Treasury Notes	0.375%	07/31/13		$1,735,000	$1,736,627
US Treasury Notes	0.750%	08/15/13		16,625,000	16,660,727
US Treasury Notes	0.500%	10/15/13		2,050,000	2,054,164
US Treasury Notes	1.250%	01/31/19		15,700,000	16,079,014
US Treasury Notes	2.625%	08/15/20		10,850,000	11,971,456
US Treasury Notes	2.000%	11/15/21		6,000,000	6,272,814
US Treasury Bonds	8.750%	05/15/17		12,800,000	17,033,997
US Treasury Bonds	8.875%	08/15/17		8,550,000	11,584,583
US Treasury Bonds	8.125%	08/15/19		6,500,000	9,385,903
US Treasury Bonds	8.500%	02/15/20		6,000,000	8,965,314
US Treasury Bonds	8.750%	08/15/20		2,300,000	3,536,429

Total US Treasury Obligations (Cost $98,811,542)					$105,281,028

Total Investments - 98.79% (Cost $147,185,645)*					$155,517,934
Other Assets in Excess of Liabilities - 1.21%					1,903,562
Net Assets - 100.00%					$157,421,496

18	See Notes to Financial Statements.

North American Government Bond Fund

Schedule of Investments (continued)	April 30, 2013 (Unaudited)

CAD	Canadian dollar
MXN	Mexican peso

1	Principal Amount is shown in US dollars unless otherwise noted.

2	Bonos are fixed rate, local currency-denominated coupon bonds issued by the Mexican government.

*	Cost for Federal income tax purposes is $147,185,645 and net unrealized appreciation on a tax basis consists of:

Gross Unrealized Appreciation	$8,481,896
Gross Unrealized Depreciation	(149,607)
Net Unrealized Appreciation	$8,332,289

See Notes to Financial Statements.	19

ISI Strategy Fund

Schedule of Investments	April 30, 2013 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 78.57%
Consumer Discretionary - 11.34%
Auto Components - 0.28%
Allison Transmission Holdings, Inc.	1,000	$22,810
American Axle & Manufacturing Holdings, Inc.*	3,160	42,249
Federal-Mogul Corp.*	2,050	15,334
Goodyear Tire & Rubber Co. (The)*	6,090	76,094
Standard Motor Products, Inc.	1,290	39,526
		196,013
Automobiles - 0.35%
Ford Motor Co.	6,750	92,542
General Motors Co.*	3,840	118,426
Winnebago Industries, Inc.*	1,640	30,045
		241,013
Diversified Consumer Services - 0.13%
ITT Educational Services, Inc.*	1,130	20,690
Regis Corp.	2,140	40,125
Weight Watchers International, Inc.	650	27,411
		88,226

Hotels, Restaurants & Leisure - 2.02%
Ameristar Casinos, Inc.	1,920	50,669
Brinker International, Inc.	900	35,010
Carnival Corp.	2,260	77,993
Darden Restaurants, Inc.	1,130	58,342
Dunkin' Brands Group, Inc.	1,450	56,274
Isle of Capri Casinos, Inc.*	2,210	16,929
Marriott International, Inc. - Class A	2,606	112,214
Marriott Vacations Worldwide Corp.*	320	14,554
McDonald's Corp.	2,976	303,969
MGM Resorts International*	3,878	54,757
Morgans Hotel Group Co.*	1,830	11,218
Scientific Games Corp. - Class A*	4,540	40,315
Starbucks Corp.	1,080	65,707
Wendy's Co. (The)	10,950	62,305
Wyndham Worldwide Corp.	3,230	194,058
Wynn Resorts Ltd.	1,060	145,538

Security	Shares	Value
Hotels, Restaurants & Leisure - 2.02% (continued)
Yum! Brands, Inc.	1,440	$98,093
		1,397,945
Household Durables - 0.36%
Beazer Homes USA, Inc.*	1,380	22,301
Hovnanian Enterprises, Inc. - Class A*	3,630	19,784
KB Home	830	18,708
Libbey, Inc.*	1,160	22,469
PulteGroup, Inc.*	3,880	81,441
Standard Pacific Corp.*	7,670	69,413
Tempur-Pedic International, Inc.*	290	14,065
		248,181
Internet & Catalog Retail - 0.82%
Amazon.com, Inc.*	1,260	319,801
Expedia, Inc.	267	14,909
Liberty Interactive Corp. - Class A*	7,380	157,120
Liberty Ventures - Series A*	596	43,788
Orbitz Worldwide, Inc.*	5,170	30,917
		566,535
Leisure Equipment & Products - 0.29%
Arctic Cat, Inc.*	490	22,045
JAKKS Pacific, Inc.	1,230	13,420
LeapFrog Enterprises, Inc.*	3,770	33,704
Mattel, Inc.	2,220	101,365
Smith & Wesson Holding Corp.*	3,690	32,398
		202,932
Media - 5.07%
Cablevision Systems Corp. - New York Group - Class A	13,678	203,255
Charter Communications, Inc. - Class A*	2,040	205,510
Comcast Corp. - Class A	9,800	404,740
DIRECTV*	7,730	437,209
DISH Network Corp. - Class A	4,610	180,666
Liberty Global, Inc. - Class A*	2,226	161,096
News Corp. - Class A	9,875	305,829
Nexstar Broadcasting Group, Inc. - Class A	760	18,506
Omnicom Group, Inc.	2,210	132,092
Scholastic Corp.	850	23,332
Sinclair Broadcast Group, Inc. - Class A	1,000	26,800

20	See Notes to Financial Statements.

ISI Strategy Fund

Schedule of Investments (continued)	April 30, 2013 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 78.57% (continued)
Consumer Discretionary - 11.34% (continued)
Media - 5.07% (continued)
Sirius XM Radio, Inc.	34,400	$111,800
Thomson Reuters Corp.	3,540	118,555
Time Warner Cable, Inc.	3,673	344,858
Time Warner, Inc.	2,530	151,243
Viacom, Inc. - Class B	1,210	77,428
Virgin Media, Inc.	6,630	323,411
Walt Disney Co. (The)	4,253	267,258
World Wrestling Entertainment, Inc. - Class A	2,040	18,727
		3,512,315
Multi-Line Retail - 0.41%
Bon-Ton Stores, Inc. (The)	1,130	17,334
Dillard's, Inc. - Class A	740	60,984
Nordstrom, Inc.	2,290	129,591
Target Corp.	1,061	74,864
		282,773
Specialty Retail - 1.32%
AutoZone, Inc.*	210	85,909
Chico's FAS, Inc.	2,460	44,944
Conn's, Inc.*	990	42,877
Express, Inc.*	1,482	26,987
Gap, Inc. (The)	1,579	59,986
Home Depot, Inc. (The)	2,223	163,057
L Brands, Inc.	2,800	141,148
Lithia Motors, Inc. - Class A	260	12,875
Lowe's Cos., Inc.	3,400	130,628
MarineMax, Inc.*	1,340	15,531
PetSmart, Inc.	1,120	76,429
Systemax, Inc.	2,031	18,604
TJX Cos., Inc.	1,240	60,475
Zumiez, Inc.*	1,370	39,689
		919,139
Textiles, Apparel & Luxury Goods - 0.29%
Coach, Inc.	840	49,442
NIKE, Inc. - Class B	2,080	132,288
Unifi, Inc.*	1,120	21,840
		203,570
Consumer Staples - 7.75%
Beverages - 1.54%
Coca-Cola Co. (The)	12,060	510,500
Dr Pepper Snapple Group, Inc.	3,618	176,667

Security	Shares	Value
Beverages - 1.54% (continued)
PepsiCo, Inc.	4,628	$381,671
		1,068,838
Food & Staples Retailing - 2.02%
Costco Wholesale Corp.	1,150	124,694
CVS Caremark Corp.	4,890	284,500
Kroger Co. (The)	2,120	72,886
Sysco Corp.	1,690	58,913
Wal-Mart Stores, Inc.	10,476	814,195
Whole Foods Market, Inc.	530	46,810
		1,401,998
Food Products - 1.50%
Boulder Brands, Inc.*	1,680	15,137
Bunge Ltd.	1,880	135,755
Chiquita Brands International, Inc.*	2,590	22,352
ConAgra Foods, Inc.	2,100	74,277
General Mills, Inc.	3,966	199,966
Hershey Co. (The)	1,303	116,175
Kellogg Co.	190	12,358
Kraft Foods Group, Inc.	2,076	106,893
McCormick & Co., Inc. - Non-Voting Shares	1,118	80,429
Mondelez International, Inc. - Class A	6,230	195,933
Pilgrim's Pride Corp.*	3,610	35,342
Smithfield Foods, Inc.*	1,840	47,104
		1,041,721
Household Products - 1.29%
Colgate-Palmolive Co.	1,950	232,849
Harbinger Group, Inc.*	5,210	47,098
Kimberly-Clark Corp.	230	23,734
Procter & Gamble Co. (The)	7,641	586,600
		890,281
Personal Products - 0.03%
Revlon, Inc. - Class A*	930	17,995

Tobacco - 1.37%
Altria Group, Inc.	6,172	225,340
Lorillard, Inc.	420	18,014
Philip Morris International, Inc.	5,369	513,222
Reynolds American, Inc.	3,016	143,019
Vector Group Ltd.	3,048	49,713
		949,308

See Notes to Financial Statements.	21

ISI Strategy Fund

Schedule of Investments (continued)	April 30, 2013 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 78.57% (continued)
Energy - 6.36%
Energy Equipment & Services - 0.66%
Halliburton Co.	1,630	$69,715
Newpark Resources, Inc.*	2,390	25,095
Parker Drilling Co.*	6,270	25,833
Schlumberger Ltd.	4,040	300,697
Unit Corp.*	930	39,088
		460,428
Oil, Gas & Consumable Fuels - 5.70%
Alon USA Energy, Inc.	1,760	29,216
Alpha Natural Resources, Inc.*	4,470	33,167
Anadarko Petroleum Corp.	566	47,974
Arch Coal, Inc.	2,390	11,592
Bill Barrett Corp.*	1,330	26,414
BPZ Resources, Inc.*	6,540	13,996
Chevron Corp.	5,742	700,581
Comstock Resources, Inc.*	2,130	33,356
ConocoPhillips	5,770	348,796
Contango Oil & Gas Co.	850	31,977
Crosstex Energy, Inc.	2,520	46,393
Devon Energy Corp.	540	29,732
EQT Corp.	620	46,574
Exxon Mobil Corp.	13,881	1,235,270
Green Plains Renewable Energy, Inc.*	1,660	20,767
Kinder Morgan, Inc.	4,640	181,424
McMoRan Exploration Co.*	1,040	17,212
Newfield Exploration Co.*	3,110	67,767
Occidental Petroleum Corp.	1,020	91,045
Peabody Energy Corp.	2,560	51,354
Penn Virginia Corp.	3,110	12,533
Phillips 66	3,945	240,448
Spectra Energy Corp.	7,590	239,313
W&T Offshore, Inc.	2,030	23,710
Western Refining, Inc.	1,510	46,674
Williams Cos., Inc. (The)	4,420	168,535
WPX Energy, Inc.*	9,850	153,956
		3,949,776
Financials - 15.10%
Capital Markets - 1.33%
American Capital Ltd.*	1,380	20,879
Bank of New York Mellon Corp. (The)	2,770	78,169

Security	Shares	Value
Capital Markets - 1.33% (continued)
BlackRock, Inc.	996	$265,434
Charles Schwab Corp. (The)	2,325	39,432
Goldman Sachs Group, Inc. (The)	980	143,149
Invesco Ltd.	3,741	118,739
Morgan Stanley	3,980	88,157
State Street Corp.	2,180	127,465
SWS Group, Inc.*	1,840	10,470
TD Ameritrade Holding Corp.	1,490	29,666
		921,560
Commercial Banks - 3.13%
Banner Corp.	1,030	33,650
CapitalSource, Inc.	15,560	139,262
Columbia Banking System, Inc.	2,230	47,878
Cullen/Frost Bankers, Inc.	2,463	148,790
CVB Financial Corp.	5,920	64,350
Enterprise Financial Services Corp.	1,010	14,524
First BanCorp*	8,500	50,235
First Busey Corp.	4,002	17,209
FirstMerit Corp.	5,455	93,444
MB Financial, Inc.	3,160	78,242
MetroCorp Bancshares, Inc.*	1,000	10,050
Pacific Continental Corp.	1,030	11,515
Pinnacle Financial Partners, Inc.*	1,760	42,715
PrivateBancorp, Inc.	4,080	78,254
Republic Bancorp, Inc. - Class A	1,184	26,285
Southwest Bancorp, Inc.*	1,080	14,278
Sterling Financial Corp.	3,160	68,888
Susquehanna Bancshares, Inc.	4,012	46,820
SVB Financial Group*	2,140	152,175
Synovus Financial Corp.	17,180	46,214
Trico Bancshares	900	15,723
Union First Market Bankshares Corp.	1,457	27,552
United Community Banks, Inc.*	3,040	33,288
US Bancorp	5,480	182,375
Washington Trust Bancorp, Inc.	700	18,725
Webster Financial Corp.	2,460	57,490

22	See Notes to Financial Statements.

ISI Strategy Fund

Schedule of Investments (continued)	April 30, 2013 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 78.57% (continued)
Financials - 15.10% (continued)
Commercial Banks - 3.13% (continued)
Wells Fargo & Co.	17,053	$647,673
		2,167,604
Consumer Finance - 1.53%
American Express Co.	6,330	433,035
Capital One Financial Corp.	1,000	57,780
DFC Global Corp.*	1,950	26,325
Discover Financial Services	5,040	220,450
SLM Corp.	15,760	325,444
		1,063,034
Diversified Financial Services - 1.84%
Bank of America Corp.	20,801	256,060
Citigroup, Inc.	3,870	180,574
CME Group, Inc.	3,660	222,748
Interactive Brokers Group, Inc. - Class A	2,530	38,102
JPMorgan Chase & Co.	11,541	565,624
Resource America, Inc. - Class A	1,110	10,234
		1,273,342
Insurance - 3.94%
Aflac, Inc.	2,390	130,112
Allstate Corp. (The)	1,950	96,057
American Equity Investment Life Holding Co.	3,890	59,284
American International Group, Inc.*	6,030	249,762
American National Insurance Co.	220	20,687
American Safety Insurance Holdings Ltd.*	580	13,966
Arch Capital Group Ltd.*	1,110	58,897
Assured Guaranty Ltd.	1,890	38,991
Berkshire Hathaway, Inc. - Class B*	6,800	722,976
Brown & Brown, Inc.	3,360	104,126
Cincinnati Financial Corp.	3,912	191,336
CNO Financial Group, Inc.	13,000	147,160
Employers Holdings, Inc.	1,818	41,178
FBL Financial Group, Inc. - Class A	900	35,379
Loews Corp.	2,900	129,543
Maiden Holdings Ltd.	2,560	26,445

Security	Shares	Value
Insurance - 3.94% (continued)
MBIA, Inc.*	8,470	$80,126
Meadowbrook Insurance Group, Inc.	2,780	21,628
PartnerRe Ltd.	1,480	139,623
ProAssurance Corp.	1,806	88,476
Progressive Corp. (The)	3,910	98,884
Protective Life Corp.	4,270	162,516
Symetra Financial Corp.	5,300	72,239
		2,729,391
Real Estate Investment Trusts - 2.39%
American Capital Agency Corp.	1,620	53,962
American Tower Corp.	1,640	137,744
Annaly Capital Management, Inc.	6,910	110,145
Ashford Hospitality Trust, Inc.	3,850	49,588
Chesapeake Lodging Trust	1,100	26,026
Equity Residential	2,000	116,120
FelCor Lodging Trust, Inc.*	6,176	36,932
First Industrial Realty Trust, Inc.	4,330	77,680
General Growth Properties, Inc.	11,500	261,280
Gramercy Property Trust, Inc.*	2,900	13,775
Hatteras Financial Corp.	1,178	32,195
HCP, Inc.	1,990	106,067
iStar Financial, Inc.*	4,770	55,714
Kimco Realty Corp.	5,510	131,028
NorthStar Realty Finance Corp.	7,440	74,177
Parkway Properties Inc.	1,000	18,230
Pennsylvania Real Estate Investment Trust	2,180	45,191
RAIT Financial Trust	2,820	24,083
Simon Property Group, Inc.	900	160,263
Strategic Hotels & Resorts, Inc.*	2,870	23,161
Taubman Centers, Inc.	350	29,929
Ventas, Inc.	410	32,648
Weyerhaeuser Co.	1,310	39,968
		1,655,906
Real Estate Management & Development - 0.12%
Forest City Enterprises, Inc. - Class A*	4,460	83,268

See Notes to Financial Statements.	23

ISI Strategy Fund

Schedule of Investments (continued)	April 30, 2013 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 78.57% (continued)
Financials - 15.10% (continued)
Thrifts & Mortgage Finance - 0.82%
Capitol Federal Financial, Inc.	6,400	$75,776
Federal Agricultural Mortgage Corp. - Class C	460	14,619
First Financial Holdings, Inc.	935	18,737
MGIC Investment Corp.*	9,190	49,626
New York Community Bancorp, Inc.	18,180	246,339
OceanFirst Financial Corp.	1,000	14,210
Oritani Financial Corp.	2,512	38,861
Radian Group, Inc.	7,440	88,908
Rockville Financial, Inc.	1,590	20,670
		567,746
Health Care - 8.96%
Biotechnology - 1.65%
Acorda Therapeutics, Inc.*	970	38,383
Alexion Pharmaceuticals, Inc.*	500	49,000
Amgen, Inc.	3,420	356,398
Ariad Pharmaceuticals, Inc.*	2,630	46,998
Biogen Idec, Inc.*	610	133,547
Celgene Corp.*	1,000	118,070
Gilead Sciences, Inc.*	4,800	243,072
Threshold Pharmaceuticals, Inc.*	3,080	14,846
Trius Therapeutics, Inc.*	2,190	15,264
United Therapeutics Corp.*	1,880	125,547
		1,141,125

Health Care Equipment & Supplies - 0.70%
Accuray, Inc.*	3,210	14,124
Baxter International, Inc.	422	29,485
Boston Scientific Corp.*	12,270	91,902
Cerus Corp.*	3,060	16,279
Hologic, Inc.*	6,000	122,220
IDEXX Laboratories, Inc.*	353	31,050
Medtronic, Inc.	2,430	113,432
RTI Biologics, Inc.*	3,111	12,382
STERIS Corp.	1,388	57,727
		488,601
Health Care Providers & Services - 2.02%
Amedisys, Inc.*	1,690	16,968
AmerisourceBergen Corp.	2,410	130,429
Assisted Living Concepts, Inc. - Class A	1,300	15,496

Security	Shares	Value
Health Care Providers & Services - 2.02% (continued)
Community Health Systems, Inc.	3,100	$141,267
Emeritus Corp.*	2,190	56,283
ExamWorks Group, Inc.*	1,910	34,571
Express Scripts Holding Co.*	996	59,133
HCA Holdings, Inc.	2,390	95,337
Health Management Associates, Inc. - Class A*	9,930	114,096
Health Net, Inc.*	1,440	42,336
HealthSouth Corp.*	2,260	62,150
LifePoint Hospitals, Inc.*	1,610	77,280
Magellan Health Services, Inc.*	1,780	91,065
McKesson Corp.	1,020	107,936
Select Medical Holdings Corp.	6,530	53,873
Skilled Healthcare Group, Inc. - Class A*	1,985	13,974
Team Health Holdings, Inc.*	3,080	114,822
Tenet Healthcare Corp.*	773	35,063
UnitedHealth Group, Inc.	1,600	95,888
Universal American Corp.	4,800	41,040
		1,399,007
Health Care Technology - 0.03%
Omnicell, Inc.*	1,270	22,885

Pharmaceuticals - 4.56%
Abbott Laboratories	3,856	142,364
AbbVie, Inc.	3,856	177,569
Allergan, Inc.	791	89,818
Bristol-Myers Squibb Co.	5,913	234,864
Eli Lilly & Co.	2,190	121,282
Endo Health Solutions, Inc.*	1,440	52,762
Forest Laboratories, Inc.*	2,310	86,417
Hospira, Inc.*	2,440	80,813
Johnson & Johnson	8,588	731,955
Merck & Co., Inc.	10,872	510,984
Mylan, Inc.*	3,650	106,251
Pfizer, Inc.	24,880	723,262
Questcor Pharmaceuticals, Inc.	1,270	39,040
Salix Pharmaceuticals Ltd.*	1,190	62,225
		3,159,606
Industrials - 9.40%
Aerospace & Defense - 2.04%
AAR Corp.	1,652	29,505
Boeing Co. (The)	2,100	191,961

24	See Notes to Financial Statements.

ISI Strategy Fund

Schedule of Investments (continued)	April 30, 2013 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 78.57% (continued)
Industrials - 9.40% (continued)
Aerospace & Defense - 2.04% (continued)
GenCorp, Inc.*	3,380	$44,177
Honeywell International, Inc.	2,979	219,076
Huntington Ingalls Industries, Inc.	598	31,634
Lockheed Martin Corp.	1,190	117,917
Northrop Grumman Corp.	3,581	271,225
Raytheon Co.	2,400	147,312
Spirit Aerosystems Holdings, Inc. - Class A*	5,460	109,145
Taser International, Inc.*	1,700	14,977
United Technologies Corp.	2,638	240,823
		1,417,752
Air Freight & Logistics - 0.29%
United Parcel Service, Inc. - Class B	2,380	204,299

Airlines - 0.76%
Delta Air Lines, Inc.*	11,100	190,254
Republic Airways Holdings, Inc.*	2,740	30,661
SkyWest, Inc.	2,860	40,926
United Continental Holdings, Inc.*	6,620	213,826
US Airways Group, Inc.*	2,870	48,503
		524,170
Building Products - 0.16%
Builders FirstSource, Inc.*	4,310	26,679
Griffon Corp.	3,900	40,170
USG Corp.*	1,630	42,364
		109,213
Commercial Services & Supplies - 0.53%
Iron Mountain, Inc.	2,160	81,778
RR Donnelley & Sons Co.	3,970	48,871
United Stationers, Inc.	1,950	63,316
Waste Management, Inc.	4,200	172,116
		366,081
Construction & Engineering - 0.25%
AECOM Technology Corp.*	1,990	57,849
Layne Christensen Co.*	1,120	22,882
Tutor Perini Corp.*	2,150	35,346
URS Corp.	1,260	55,339
		171,416
Electrical Equipment - 0.50%
Babcock & Wilcox Co. (The)	2,470	67,184

Security	Shares	Value
Electrical Equipment - 0.50% (continued)
Emerson Electric Co.	3,840	$213,159
General Cable Corp.*	1,880	64,822
		345,165
Industrial Conglomerates - 1.86%
3M Co.	2,086	218,425
Danaher Corp.	2,710	165,148
General Electric Co.	40,690	906,980
		1,290,553
Machinery - 1.42%
Actuant Corp. - Class A	1,610	50,393
American Railcar Industries, Inc.	1,200	42,852
Blount International, Inc.*	2,750	38,197
Caterpillar, Inc.	3,027	256,296
Graco, Inc.	1,360	82,321
Greenbrier Cos., Inc.*	1,530	34,517
Illinois Tool Works, Inc.	1,011	65,270
ITT Corp.	5,190	143,244
Mueller Industries, Inc.	1,870	96,829
Navistar International Corp.*	1,000	33,120
Terex Corp.*	940	26,884
Titan International, Inc.	2,690	60,014
Trinity Industries, Inc.	1,230	51,918
		981,855
Professional Services - 0.20%
Dun & Bradstreet Corp. (The)	1,000	88,450
Mistras Group, Inc.*	930	17,624
Verisk Analytics, Inc. - Class A*	560	34,322
		140,396
Road & Rail - 0.57%
Avis Budget Group, Inc.*	2,031	58,574
Ryder System, Inc.	1,000	58,070
Union Pacific Corp.	1,890	279,644
		396,288
Trading Companies & Distributors - 0.82%
Air Lease Corp.	2,750	75,653
CAI International, Inc.*	1,220	31,098
DXP Enterprises, Inc.*	850	56,848
GATX Corp.	1,400	71,330
TAL International Group, Inc.	1,883	77,956
Titan Machinery, Inc.*	1,180	26,621
Watsco, Inc.	1,030	86,911
WESCO International, Inc.*	1,950	139,795
		566,212

See Notes to Financial Statements.	25

ISI Strategy Fund

Schedule of Investments (continued)	April 30, 2013 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 78.57% (continued)
Information Technology - 11.46%
Communications Equipment - 0.99%
Brocade Communications Systems, Inc.*	5,120	$29,798
Cisco Systems, Inc.	13,530	283,048
Comtech Telecommunications Corp.	810	19,934
Motorola Solutions, Inc.	1,700	97,240
NETGEAR, Inc.*	570	16,980
QUALCOMM, Inc.	3,850	237,237
		684,237
Computers & Peripherals - 2.09%
Apple, Inc.	2,623	1,161,333
Datalink Corp.*	1,020	11,414
EMC Corp.*	2,010	45,084
Hewlett-Packard Co.	1,460	30,076
Lexmark International, Inc. - Class A	1,350	40,919
NCR Corp.*	3,330	90,809
Silicon Graphics International Corp.*	1,810	23,530
STEC, Inc.*	3,410	12,378
Synaptics, Inc.*	900	37,107
		1,452,650
Electronic Equipment, Instruments & Components - 0.62%
Anixter International, Inc.	170	12,196
Ingram Micro, Inc. - Class A*	3,570	63,582
Insight Enterprises, Inc.*	2,030	36,784
Itron, Inc.*	490	19,428
Kemet Corp.*	2,550	15,887
Multi-Fineline Electronix, Inc.*	1,270	19,355
Plexus Corp.*	850	22,924
Power-One, Inc.*	5,220	32,990
ScanSource, Inc.*	1,334	38,646
Tech Data Corp.*	2,179	101,825
TTM Technologies, Inc.*	4,010	28,992
Vishay Intertechnology, Inc.*	2,800	39,312
		431,921
Internet Software & Services - 1.76%
Earthlink, Inc.	5,930	33,742
eBay, Inc.*	3,570	187,032
Google, Inc. - Class A*	966	796,535
j2 Global, Inc.	1,300	52,910

Security	Shares	Value
Internet Software & Services - 1.76% (continued)
ValueClick, Inc.*	760	$23,453
VeriSign, Inc.*	1,390	64,037
XO Group, Inc.*	1,882	21,191
Yahoo!, Inc.*	1,590	39,321
		1,218,221
IT Services - 2.11%
Automatic Data Processing, Inc.	1,000	67,340
CACI International, Inc. - Class A*	840	49,132
DST Systems, Inc.	740	51,171
Fidelity National Information Services, Inc.	1,230	51,721
Heartland Payment Systems, Inc.	1,362	44,796
International Business Machines Corp.	3,734	756,284
MoneyGram International, Inc.*	2,550	42,101
Teradata Corp.*	1,063	54,287
VeriFone Systems, Inc.*	1,843	39,588
Visa, Inc. - A Shares	1,830	308,282
		1,464,702
Semiconductors & Semiconductor Equipment - 1.26%
Amkor Technology, Inc.*	6,940	29,356
First Solar, Inc.*	1,270	59,131
Intel Corp.	10,099	241,871
MEMC Electronic Materials, Inc.*	8,760	47,304
OmniVision Technologies, Inc.*	2,120	28,429
ON Semiconductor Corp.*	9,810	77,107
PLX Technology, Inc.*	2,520	11,768
PMC - Sierra, Inc.*	6,480	37,325
Spansion, Inc. - Class A*	1,930	25,071
Texas Instruments, Inc.	7,475	270,670
Veeco Instruments, Inc.*	1,140	43,400
		871,432
Software - 2.63%
ANSYS, Inc.*	333	26,926
CA, Inc.	6,039	162,872
Intuit, Inc.	2,980	177,727
Microsoft Corp.	22,762	753,422
Nuance Communications, Inc.*	1,560	29,703

26	See Notes to Financial Statements.

ISI Strategy Fund

Schedule of Investments (continued)	April 30, 2013 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 78.57% (continued)
Information Technology - 11.46% (continued)
Software - 2.63% (continued)
Oracle Corp.	16,549	$542,476
Pegasystems, Inc.	680	17,211
Rovi Corp.*	1,000	23,390
VMware, Inc. - Class A*	1,010	71,205
Websense, Inc.*	940	16,770
		1,821,702
Materials - 4.09%
Chemicals - 2.72%
A. Schulman, Inc.	1,568	40,721
Ashland, Inc.	2,130	181,497
Cabot Corp.	950	35,682
CF Industries Holdings, Inc.	240	44,762
Cytec Industries, Inc.	1,343	97,851
Dow Chemical Co. (The)	10,089	342,118
EI du Pont de Nemours & Co.	5,900	321,609
Ferro Corp.*	4,880	34,355
FutureFuel Corp.	2,320	28,420
Innophos Holdings, Inc.	850	43,614
Kronos Worldwide, Inc.	5,460	96,533
Monsanto Co.	1,730	184,799
Olin Corp.	2,788	67,386
OMNOVA Solutions, Inc.*	2,610	17,409
PolyOne Corp.	1,487	33,502
Praxair, Inc.	570	65,151
RPM International, Inc.	3,798	123,055
W.R. Grace & Co.*	1,261	97,236
Zoltek Cos., Inc.*	1,940	25,627
		1,881,327
Construction Materials - 0.13%
Headwaters, Inc.*	3,440	37,358
Vulcan Materials Co.	1,070	53,372
		90,730
Containers & Packaging - 0.55%
Ball Corp.	1,888	83,298
Boise, Inc.	5,530	44,185
Crown Holdings, Inc.*	2,270	96,884
Myers Industries, Inc.	1,900	28,158
Sealed Air Corp.	1,470	32,516
Silgan Holdings, Inc.	2,030	97,176
		382,217

Security	Shares	Value
Metals & Mining - 0.65%
AK Steel Holding Corp.	4,540	$15,209
AM Castle & Co.*	1,000	17,320
Century Aluminum Co.*	4,120	33,619
Coeur d'Alene Mines Corp.*	1,000	15,240
Freeport-McMoRan Copper & Gold, Inc.	2,151	65,455
McEwen Mining, Inc.*	8,310	19,362
Molycorp, Inc.*	3,880	22,659
Southern Copper Corp.	3,326	110,856
United States Steel Corp.	2,050	36,490
Walter Energy, Inc.	1,000	17,920
Worthington Industries, Inc.	2,929	94,255
		448,385
Paper & Forest Products - 0.04%
Wausau Paper Corp.	2,760	28,097

Telecommunication Services - 2.31%
Diversified Telecommunication Services - 1.89%
AT&T, Inc.	17,090	640,192
CenturyLink, Inc.	2,520	94,676
Level 3 Communications, Inc.*	2,500	50,325
Verizon Communications, Inc.	9,790	527,779
		1,312,972
Wireless Telecommunication Services - 0.42%
Crown Castle International Corp.*	570	43,890
SBA Communications Corp. - Class A*	580	45,814
Sprint Nextel Corp.*	28,100	198,105
		287,809
Utilities - 1.80%
Electric Utilities - 0.89%
American Electric Power Co., Inc.	730	37,544
Duke Energy Corp.	1,310	98,512
FirstEnergy Corp.	1,440	67,104
NextEra Energy, Inc.	1,080	88,592
Pepco Holdings, Inc.	650	14,690
PPL Corp.	1,823	60,852
Southern Co. (The)	3,450	166,394
Xcel Energy, Inc.	2,600	82,654
		616,342
Gas Utilities - 0.05%
ONEOK, Inc.	700	35,952

See Notes to Financial Statements.	27

ISI Strategy Fund

Schedule of Investments (continued)	April 30, 2013 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 78.57% (continued)
Utilities - 1.80% (continued)
Independent Power Producers & Energy Traders - 0.21%
AES Corp.	10,480	$145,253

Multi-Utilities - 0.56%
Alliant Energy Corp.	870	46,554
CenterPoint Energy, Inc.	3,380	83,418
Consolidated Edison, Inc.	700	44,555
Dominion Resources, Inc.	2,080	128,294
DTE Energy Co.	220	16,034

Security	Shares	Value
Multi-Utilities - 0.56% (continued)
NiSource, Inc.	420	$12,907
Sempra Energy	290	24,026
Wisconsin Energy Corp.	620	27,863
		383,651
Water Utilities - 0.09%
American Water Works Co., Inc.	1,540	64,495

Total Common Stocks (Cost $40,428,524)		$54,447,557

Security	Interest Rate	Maturity Date	Principal Amount	Value
US TREASURY OBLIGATIONS - 21.00%
US Treasury Notes	0.500%	05/31/13	$3,925,000	$3,926,841
US Treasury Notes	0.750%	08/15/13	400,000	400,859
US Treasury Notes	0.500%	10/15/13	150,000	150,305
US Treasury Notes	2.000%	01/31/16	1,000,000	1,046,875
US Treasury Notes	1.000%	03/31/17	2,000,000	2,040,938
US Treasury Notes	2.625%	08/15/20	1,600,000	1,765,376
US Treasury Notes	1.750%	05/15/22	3,500,000	3,563,164
US Treasury Bonds	8.125%	08/15/19	1,150,000	1,660,583

Total US Treasury Obligations (Cost $14,255,048)				$14,554,941

Total Investments - 99.57% (Cost $54,683,572)**				$69,002,498
Other Assets in Excess of Liabilities - 0.43%				297,014
Net Assets - 100.00%				$69,299,512

*	Non-income producing security.

**	Cost for Federal income tax purposes is $54,683,572 and net unrealized appreciation on a tax basis consists of:

Gross Unrealized Appreciation	$15,097,823
Gross Unrealized Depreciation	(778,897)
Net Unrealized Appreciation	$14,318,926

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and accounting principles generally accepted in the United States. These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

28	See Notes to Financial Statements.

ISI FUNDS

Statements of Assets and Liabilities	April 30, 2013 (Unaudited)

	Total Return US Treasury Fund	Managed Municipal Fund
ASSETS
Investments in securities:
At cost	$66,349,928	$107,160,506
At value (Note 1)	$71,117,825	$114,588,570
Cash	107,670	128,210
Interest receivable	469,817	1,054,947
Receivable for capital shares sold	1,363	110,365
Other assets	13,283	42,301
TOTAL ASSETS	71,709,958	115,924,393

LIABILITIES
Payable for investments purchased	—	2,518,612
Distributions payable	34,002	102,493
Payable for capital shares redeemed	12,163	50,363
Accrued investment advisory fees (Note 2)	13,399	37,206
Accrued distribution fees (Note 2)	14,755	21,799
Accrued administration fees (Note 2)	5,207	5,342
Accrued directors' fees (Note 2)	4,676	5,268
Accrued transfer agent fees (Note 2)	3,409	1,898
Other accrued expenses and liabilities	23,803	22,916
TOTAL LIABILITIES	111,414	2,765,897

NET ASSETS	$71,598,544	$113,158,496

NET ASSETS CONSIST OF:
Paid-in capital	$66,882,070	$105,325,783
Distributions in excess of net investment income	(350,330)	(211)
Accumulated net realized gains from security transactions	298,907	404,860
Net unrealized appreciation on investments	4,767,897	7,428,064
Net assets	$71,598,544	$113,158,496

See Notes to Financial Statements.	29

ISI FUNDS

Statements of Assets and Liabilities (continued)	April 30, 2013 (Unaudited)

	Total Return US Treasury Fund	Managed Municipal Fund
SHARES OF CAPITAL STOCK OUTSTANDING OF $0.001 PAR VALUE
ISI Class A Shares (50,000,000 shares authorized)	—	9,545,028
ISI Class I Shares (5,000,000 shares authorized)	—	645,895
ISI Shares (115,000,000 shares authorized)	7,041,998	—

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
ISI Class A Shares (based on net assets of $105,982,018)	$—	$11.10
ISI Class I Shares (based on net assets of $7,176,478)	$—	$11.11
ISI Shares (based on net assets of $71,598,544)	$10.17	$—

MAXIMUM OFFERING PRICE VALUE PER SHARE (100/97) X NET ASSET VALUE PER SHARE
ISI Class A Shares	$—	$11.44
ISI Shares	$10.48	$—

30	See Notes to Financial Statements.

ISI FUNDS

Statements of Assets and Liabilities	April 30, 2013 (Unaudited)

	North American Government Bond Fund	ISI Strategy Fund
ASSETS
Investments in securities:
At cost	$147,185,645	$54,683,572
At value (Note 1)	$155,517,934	$69,002,498
Cash	121,329	130,265
Cash denominated in foreign currency (Note 1)(a)	945	—
Dividends and interest receivable, at value	1,991,918	114,045
Receivable for capital shares sold	256,681	231,219
Other assets	60,366	15,513
TOTAL ASSETS	157,949,173	69,493,540

LIABILITIES
Distributions payable	139,016	—
Payable for capital shares redeemed	225,579	132,486
Accrued investment advisory fees (Note 2)	51,640	22,451
Accrued distribution fees (Note 2)	44,654	14,030
Accrued administration fees (Note 2)	10,958	2,375
Accrued directors' fees (Note 2)	8,379	2,648
Accrued transfer agent fees (Note 2)	8,571	1,466
Accrued shareholder servicing fees (Note 2)	3,286	—
Other accrued expenses and liabilities	35,594	18,572
TOTAL LIABILITIES	527,677	194,028

NET ASSETS	$157,421,496	$69,299,512

NET ASSETS CONSIST OF:
Paid-in capital	$149,587,722	$52,592,512
Undistributed (distributions in excess of) net investment income	(971,351)	11,982
Accumulated net realized gains from security and foreign currency transactions	454,148	2,376,092
Net unrealized appreciation on investments and foreign currency translation	8,350,977	14,318,926
Net assets	$157,421,496	$69,299,512

(a)	For North American Government Bond Fund, the cost of cash denominated in foreign currency is $921.

See Notes to Financial Statements.	31

ISI FUNDS

Statements of Assets and Liabilities (continued)	April 30, 2013 (Unaudited)

	North American Government Bond Fund	ISI Strategy Fund
SHARES OF CAPITAL STOCK OUTSTANDING OF $0.001 PAR VALUE
ISI Class A Shares (50,000,000 shares authorized)	13,286,162	—
ISI Class C Shares (5,000,000 shares authorized)	2,050,514	—
ISI Class I Shares (5,000,000 shares authorized)	4,380,399	—
ISI Shares (25,000,000 shares authorized)	—	4,587,681

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
ISI Class A Shares (based on net assets of $106,086,941)	$7.98	$—
ISI Class C Shares (based on net assets of $16,241,942)*	$7.92	$—
ISI Class I Shares (based on net assets of $35,092,613)	$8.01	$—
ISI Shares (based on net assets of $69,299,512)	$—	$15.11

MAXIMUM OFFERING PRICE VALUE PER SHARE (100/97) X NET ASSET VALUE PER SHARE
ISI Class A Shares	$8.23	$—
ISI Shares	$—	$15.58

*	Contingent deferred sales charge of 1.00% is imposed on the sale of shares if redeemed within the first year of purchase.

32	See Notes to Financial Statements.

ISI FUNDS

Statements of Operations	Six Months Ended April 30, 2013 (Unaudited)

	Total Return US Treasury Fund	Managed Municipal Fund
INVESTMENT INCOME
Interest	$665,698	$1,819,383

EXPENSES
Investment advisory fees (Note 2)	83,952	227,002
Distribution fees (Note 2):
ISI Class A Shares	—	133,455
ISI Shares	92,458	—
Transfer agent fees (Note 2):
ISI Class A Shares	—	29,696
ISI Class I Shares	—	1,877
ISI Shares	29,880	—
Administration fees (Note 2)	27,337	40,261
Professional fees	22,385	26,537
Custody fees	21,665	36,665
Registration fees	14,877	26,124
Compliance consulting fees (Note 2)	8,303	12,101
Directors' fees and expenses	7,689	10,615
Other expenses	13,088	15,073
TOTAL EXPENSES	321,634	559,406

NET INVESTMENT INCOME	344,064	1,259,977

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from security transactions	299,655	406,142
Net change in unrealized appreciation/depreciation on investments	(215,491)	(718,172)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	84,164	(312,030)

NET INCREASE IN NET ASSETS FROM OPERATIONS	$428,228	$947,947

See Notes to Financial Statements.	33

ISI FUNDS

Statements of Operations	Six Months Ended April 30, 2013 (Unaudited)

	North American Government Bond Fund	ISI Strategy Fund
INVESTMENT INCOME
Interest	$1,995,061	$80,514
Dividends	—	704,553
Dividend taxes withheld	—	(173)
TOTAL INVESTMENT INCOME	1,995,061	784,894

EXPENSES
Investment advisory fees (Note 2)	313,049	128,883
Distribution fees (Note 2):
ISI Class A Shares	214,027	—
ISI Class C Shares	62,103	—
ISI Shares	—	80,550
Transfer agent fees (Note 2):
ISI Class A Shares	47,298	—
ISI Class C Shares	7,316	—
ISI Class I Shares	14,464	—
ISI Shares	—	23,247
Custody fees	58,764	34,769
Administration fees (Note 2)	58,472	22,565
Professional fees	34,218	19,672
Registration fees	20,797	14,268
Shareholder servicing fees (Note 2):
ISI Class C Shares	20,701	—
Compliance consulting fees (Note 2)	18,159	6,738
Directors' fees and expenses	15,762	5,769
Other expenses	33,105	11,277
TOTAL EXPENSES	918,235	347,738

NET INVESTMENT INCOME	1,076,826	437,156

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains (losses) from:
Security transactions	422,342	2,468,300
Foreign currency transactions	31,806	—
Net change in unrealized appreciation/depreciation on:
Investments	1,442,478	4,415,829
Foreign currency translations	18,951	—

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FOREIGN CURRENCIES	1,915,577	6,884,129

NET INCREASE IN NET ASSETS FROM OPERATIONS	$2,992,403	$7,321,285

34	See Notes to Financial Statements.

Total Return US Treasury Fund

Statements of Changes in Net Assets

	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
FROM OPERATIONS
Net investment income	$344,064	$859,603
Net realized gains from security transactions	299,655	1,922,327
Net change in net unrealized appreciation/depreciation on investments	(215,491)	(75,791)
Net increase in net assets resulting from operations	428,228	2,706,139

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(344,064)	(895,776)
From net realized gains from security transactions	(1,392,382)	(1,797,336)
In excess of net investment income	(314,157)	—
Decrease in net assets resulting from distributions to shareholders	(2,050,603)	(2,693,112)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	661,478	4,163,812
Net asset value of shares issued in reinvestment of distributions to shareholders	1,506,282	1,916,360
Payments for shares redeemed	(6,780,778)	(13,753,040)
Net decrease in net assets resulting from capital share transactions	(4,613,018)	(7,672,868)

TOTAL DECREASE IN NET ASSETS	(6,235,393)	(7,659,841)

NET ASSETS
Beginning of period	77,833,937	85,493,778
End of period	$71,598,544	$77,833,937

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(350,330)	$(36,173)

CAPITAL SHARE ACTIVITY
Shares sold	64,703	401,210
Shares reinvested	148,078	184,576
Shares redeemed	(666,706)	(1,328,999)
Net decrease in shares outstanding	(453,925)	(743,213)
Shares outstanding, beginning of period	7,495,923	8,239,136
Shares outstanding, end of period	7,041,998	7,495,923

See Notes to Financial Statements.	35

Managed Municipal Fund

Statements of Changes in Net Assets

	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
FROM OPERATIONS
Net investment income	$1,259,977	$2,700,550
Net realized gains from security transactions	406,142	532,929
Net change in net unrealized appreciation/depreciation on investments	(718,172)	3,536,133
Net increase in net assets resulting from operations	947,947	6,769,612

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
ISI Class A Shares	(1,176,329)	(2,568,434)
ISI Class I Shares	(83,485)	(133,180)
From net realized gains from security transactions
ISI Class A Shares	(464,062)	—
ISI Class I Shares	(28,892)	—
Decrease in net assets resulting from distributions to shareholders	(1,752,768)	(2,701,614)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold
ISI Class A Shares	6,342,360	11,734,473
ISI Class I Shares	1,246,008	3,353,402
Net asset value of shares issued in reinvestment of distributions to shareholders
ISI Class A Shares	962,254	1,384,337
ISI Class I Shares	7,305	9,090
Payments for shares redeemed
ISI Class A Shares	(10,624,937)	(11,310,110)
ISI Class I Shares	(552,777)	(602,433)
Net increase (decrease) in net assets resulting from capital share transactions	(2,619,787)	4,568,759

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,424,608)	8,636,757

NET ASSETS
Beginning of period	116,583,104	107,946,347
End of period	$113,158,496	$116,583,104

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(211)	$(374)

36	See Notes to Financial Statements.

Managed Municipal Fund

Statements of Changes in Net Assets (continued)

	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
CAPITAL SHARE ACTIVITY
Shares sold
ISI Class A Shares	569,072	1,053,310
ISI Class I Shares	111,908	302,045
Shares reinvested
ISI Class A Shares	86,646	124,951
ISI Class I Shares	657	819
Shares redeemed
ISI Class A Shares	(952,347)	(1,022,082)
ISI Class I Shares	(49,611)	(54,327)

Net increase (decrease) in shares outstanding
ISI Class A Shares	(296,629)	156,179
ISI Class I Shares	62,954	248,537

Shares outstanding, beginning of period
ISI Class A Shares	9,841,657	9,685,478
ISI Class I Shares	582,941	334,404
Shares outstanding, end of period
ISI Class A Shares	9,545,028	9,841,657
ISI Class I Shares	645,895	582,941

See Notes to Financial Statements.	37

North American Government Bond Fund

Statements of Changes in Net Assets

	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
FROM OPERATIONS
Net investment income	$1,076,826	$2,285,298
Net realized gains from security and foreign currency transactions	454,148	1,614,684
Net change in net unrealized appreciation/depreciation on investments and foreign currency translation	1,461,429	505,520
Net increase in net assets resulting from operations	2,992,403	4,405,502

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
ISI Class A Shares	(724,843)	(1,783,773)
ISI Class C Shares	(62,481)	(185,403)
ISI Class I Shares	(289,502)	(499,263)
From net realized gains from security transactions
ISI Class A Shares	—	(1,448,786)
ISI Class C Shares	—	(198,567)
ISI Class I Shares	—	(223,788)
From Return of capital
ISI Class A Shares	—	(48,032)
ISI Class C Shares	—	(6,583)
ISI Class I Shares	—	(7,419)
In excess of net investment income
ISI Class A Shares	(568,403)	—
ISI Class C Shares	(101,940)	—
ISI Class I Shares	(164,653)	—
Decrease in net assets resulting from distributions to shareholders	(1,911,822)	(4,401,614)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold
ISI Class A Shares	8,037,651	32,362,310
ISI Class C Shares	631,173	2,428,002
ISI Class I Shares	6,364,500	20,486,601
Net asset value of shares issued in reinvestment of distributions to shareholders
ISI Class A Shares	872,847	2,274,493
ISI Class C Shares	99,116	257,632
ISI Class I Shares	113,462	165,970
Payments for shares redeemed
ISI Class A Shares	(20,164,030)	(30,466,181)
ISI Class C Shares	(2,027,663)	(2,453,586)
ISI Class I Shares	(3,297,468)	(7,059,022)

Net increase (decrease) in net assets resulting from capital share transactions	(9,370,412)	17,996,219

38	See Notes to Financial Statements.

North American Government Bond Fund

Statements of Changes in Net Assets (continued)

	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
TOTAL INCREASE (DECREASE) IN NET ASSETS	(8,289,831)	18,000,107

NET ASSETS
Beginning of period	165,711,327	147,711,220
End of period	$157,421,496	$165,711,327

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(971,351)	$(136,355)

CAPITAL SHARE ACTIVITY
Shares sold
ISI Class A Shares	1,016,644	4,075,826
ISI Class C Shares	80,214	307,183
ISI Class I Shares	799,904	2,573,607
Shares reinvested
ISI Class A Shares	110,107	286,337
ISI Class C Shares	12,600	32,648
ISI Class I Shares	14,267	20,817
Shares redeemed
ISI Class A Shares	(2,539,077)	(3,835,415)
ISI Class C Shares	(258,125)	(310,710)
ISI Class I Shares	(413,745)	(886,808)

Net increase (decrease) in shares outstanding
ISI Class A Shares	(1,412,326)	526,748
ISI Class C Shares	(165,311)	29,121
ISI Class I Shares	400,426	1,707,616

Shares outstanding, beginning of period
ISI Class A Shares	14,698,488	14,171,740
ISI Class C Shares	2,215,825	2,186,704
ISI Class I Shares	3,979,973	2,272,357
Shares outstanding, end of period
ISI Class A Shares	13,286,162	14,698,488
ISI Class C Shares	2,050,514	2,215,825
ISI Class I Shares	4,380,399	3,979,973

See Notes to Financial Statements.	39

ISI Strategy Fund

Statements of Changes in Net Assets

	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
FROM OPERATIONS
Net investment income	$437,156	$623,465
Net realized gains from security transactions	2,468,300	6,030,040
Net change in net unrealized appreciation/depreciation on investments	4,415,829	949,090
Net increase in net assets resulting from operations	7,321,285	7,602,595

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(445,637)	(632,521)
From net realized gains from security transactions	(2,703,899)	—
Decrease in net assets resulting from distributions to shareholders	(3,149,536)	(632,521)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	3,786,814	7,133,775
Net asset value of shares issued in reinvestment of distributions to shareholders	2,803,109	544,550
Payments for shares redeemed	(4,973,889)	(8,397,793)
Net increase (decrease) in net assets resulting from capital share transactions	1,616,034	(719,468)

TOTAL INCREASE IN NET ASSETS	5,787,783	6,250,606

NET ASSETS
Beginning of period	63,511,729	57,261,123
End of period	$69,299,512	$63,511,729

UNDISTRIBUTED NET INVESTMENT INCOME	$11,982	$20,463

CAPITAL SHARE ACTIVITY
Shares sold	261,433	515,670
Shares reinvested	204,097	39,842
Shares redeemed	(346,315)	(621,759)
Net increase (decrease) in shares outstanding	119,215	(66,247)
Shares outstanding, beginning of period	4,468,466	4,534,713
Shares outstanding, end of period	4,587,681	4,468,466

40	See Notes to Financial Statements.

Total Return US Treasury Fund

Financial Highlights
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

	Six Months Ended April 30, 2013		Years Ended October 31,
	(Unaudited)		2012	2011	2010	2009	2008
Net asset value at beginning of period	$10.38		$10.38	$10.09	$10.11	$9.59	$9.50

Income from investment operations:
Net investment income(a)	0.05		0.11	0.15	0.15	0.17	0.28
Net realized and unrealized gains on investments	0.02		0.23	0.33	0.50	0.70	0.16
Total from investment operations	0.07		0.34	0.48	0.65	0.87	0.44

Less distributions:
Dividends from net investment income	(0.05)		(0.11)	(0.15)	(0.15)	(0.17)	(0.28)
Distributions from net realized gains	(0.19)		(0.23)	(0.04)	(0.52)	(0.18)	(0.07)
In excess of net investment income	(0.04)		—	—	—	—	—
Total distributions	(0.28)		(0.34)	(0.19)	(0.67)	(0.35)	(0.35)

Net asset value at end of period	$10.17		$10.38	$10.38	$10.09	$10.11	$9.59

TOTAL RETURN(b)	0.68	%(c)	3.28%	4.87%	6.85%	9.05%	4.61%

Net assets at end of period (000's)	$71,599		$77,834	$85,494	$97,793	$112,295	$119,973

Ratio of expenses to average net assets	0.87	%(d)	0.83%	0.84%	0.82%	0.80%	0.79%

Ratio of net investment income to average net assets	0.93	%(d)	1.05%	1.50%	1.49%	1.68%	2.86%

Portfolio turnover rate	0	%(c)	52%	51%	44%	109%	70%

(a)	Calculated using the average shares outstanding for the period.

(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect initial sales charges, the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

See Notes to Financial Statements.	41

Managed Municipal Fund - Class A

Financial Highlights
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

	Six Months Ended April 30, 2013		Years Ended October 31,
	(Unaudited)		2012	2011	2010	2009	2008
Net asset value at beginning of period	$11.18		$10.77	$10.82	$10.68	$9.96	$10.61

Income (loss) from investment operations:
Net investment income(a)	0.12		0.27	0.28	0.31	0.32	0.36
Net realized and unrealized gains (losses) on investments	(0.03)		0.41	0.02	0.18	0.74	(0.50)
Total from investment operations	0.09		0.68	0.30	0.49	1.06	(0.14)

Less distributions:
Dividends from net investment income	(0.12)		(0.27)	(0.28)	(0.31)	(0.32)	(0.47)
Distributions from net realized gains	(0.05)		—	(0.07)	(0.04)	(0.02)	(0.04)
Total distributions	(0.17)		(0.27)	(0.35)	(0.35)	(0.34)	(0.51)

Net asset value at end of period	$11.10		$11.18	$10.77	$10.82	$10.68	$9.96

TOTAL RETURN(b)	0.82	%(c)	6.34%	2.93%	4.62%	10.68%	(1.44)%

Net assets at end of period (000's)	$105,982		$110,060	$104,342	$112,203	$100,923	$75,072

Ratio of expenses to average net assets	1.00	%(d)	0.99%	1.01%	0.97%	0.97%	0.96%

Ratio of net investment income to average net assets	2.21	%(d)	2.42%	2.65%	2.89%	3.02%	3.48%

Portfolio turnover rate	10	%(c)	17%	10%	22%	10%	7%

(a)	Calculated using the average shares outstanding for the period.

(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect initial sales charges, the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

42	See Notes to Financial Statements.

Managed Municipal Fund - Class I

Financial Highlights
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

	Six Months Ended April 30, 2013		Years Ended October 31,		Period Ended October 31,
	(Unaudited)		2012	2011	2010(a)
Net asset value at beginning of period	$11.19		$10.78	$10.82	$10.94

Income (loss) from investment operations:
Net investment income(b)	0.14		0.30	0.31	0.02
Net realized and unrealized gains (losses) on investments	(0.03)		0.41	0.03	(0.11)
Total from investment operations	0.11		0.71	0.34	(0.09)

Less distributions:
Dividends from net investment income	(0.14)		(0.30)	(0.31)	(0.03)
Distributions from net realized gains	(0.05)		—	(0.07)	—
Total distributions	(0.19)		(0.30)	(0.38)	(0.03)

Net asset value at end of period	$11.11		$11.19	$10.78	$10.82

TOTAL RETURN(c)	0.94	%(d)	6.60%	3.28%	(0.86	)%(d)

Net assets at end of period (000's)	$7,176		$6,523	$3,605	$76

Ratio of expenses to average net assets	0.75	%(e)	0.74%	0.76%	0.70	%(e)

Ratio of net investment income to average net assets	2.46	%(e)	2.66%	2.92%	2.83	%(e)

Portfolio turnover rate	10	%(d)	17%	10%	22	%(d)

(a)	Class I commenced operations on October 7, 2010.

(b)	Calculated using the average shares outstanding for the period.

(c)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.

(e)	Annualized.

See Notes to Financial Statements.	43

North American Government Bond Fund - Class A

Financial Highlights
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

	Six Months Ended April 30, 2013		Years Ended October 31,
	(Unaudited)		2012	2011	2010	2009	2008
Net asset value at beginning of period	$7.93		$7.93	$7.89	$7.56	$7.22	$7.53

Income (loss) from investment operations:
Net investment income(a)	0.05		0.11	0.14	0.14	0.14	0.23
Net realized and unrealized gains (losses) on investments and foreign currencies	0.10		0.10	0.12	0.56	0.56	(0.18)
Total from investment operations	0.15		0.21	0.26	0.70	0.70	0.05

Less distributions:
Dividends from net investment income	(0.05)		(0.12)	(0.16)	(0.14)	(0.08)	(0.19)
Distributions from net realized gains	—		(0.09)	(0.06)	(0.23)	(0.28)	(0.14)
Return of capital	—		(0.00)*	—	—	—	(0.03)
In excess of net investment income	(0.05)		—	—	—	—	—
Total distributions	(0.10)		(0.21)	(0.22)	(0.37)	(0.36)	(0.36)

Net asset value at end of period	$7.98		$7.93	$7.93	$7.89	$7.56	$7.22

TOTAL RETURN(b)	1.86	%(c)	2.71%	3.30%	9.53%	9.80%	0.51%

Net assets at end of period (000's)	$106,087		$116,599	$112,407	$134,383	$132,814	$140,326

Ratio of expenses to average net assets	1.19	%(d)	1.18%	1.18%	1.15%	1.13%	1.11%

Ratio of net investment income to average net assets	1.35	%(d)	1.40%	1.83%	1.85%	1.87%	2.97%

Portfolio turnover rate	6	%(c)	57%	46%	48%	131%	108%

(a)	Calculated using the average shares outstanding for the period.

(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends, capital gains distributions or return of capital distributions are reinvested in shares of the Fund. Returns shown do not reflect initial sales charges, the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

*	Amount less than $0.005 per share.

44	See Notes to Financial Statements.

North American Government Bond Fund - Class C

Financial Highlights
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

	Six Months Ended April 30, 2013		Years Ended October 31,
	(Unaudited)		2012	2011	2010	2009	2008
Net asset value at beginning of period	$7.88		$7.89	$7.85	$7.54	$7.21	$7.52

Income (loss) from investment operations:
Net investment income(a)	0.03		0.06	0.10	0.09	0.09	0.18
Net realized and unrealized gains (losses) on investments and foreign currencies	0.09		0.11	0.12	0.56	0.55	(0.18)
Total from investment operations	0.12		0.17	0.22	0.65	0.64	0.00

Less distributions:
Dividends from net investment income	(0.03)		(0.09)	(0.12)	(0.11)	(0.03)	(0.14)
Distributions from net realized gains	—		(0.09)	(0.06)	(0.23)	(0.28)	(0.14)
Return of capital	—		(0.00)*	—	—	—	(0.03)
In excess of net investment income	(0.05)		—	—	—	—	—
Total distributions	(0.08)		(0.18)	(0.18)	(0.34)	(0.31)	(0.31)

Net asset value at end of period	$7.92		$7.88	$7.89	$7.85	$7.54	$7.21

TOTAL RETURN(b)	1.51	%(c)	2.13%	2.84%	8.85%	8.97%	(0.12)%

Net assets at end of period (000's)	$16,242		$17,451	$17,248	$22,963	$24,659	$20,636

Ratio of expenses to average net assets	1.79	%(d)	1.78%	1.78%	1.78%	1.76%	1.73%

Ratio of net investment income to average net assets	0.75	%(d)	0.80%	1.23%	1.23%	1.22%	2.34%

Portfolio turnover rate	6	%(c)	57%	46%	48%	131%	108%

(a)	Calculated using the average shares outstanding for the period.

(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends, capital gains distributions or return of capital distributions are reinvested in shares of the Fund. Returns shown do not reflect contingent deferred sales charges, the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

*	Amount less than $0.005 per share.

See Notes to Financial Statements.	45

North American Government Bond Fund - Class I

Financial Highlights
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

	Six Months Ended April 30, 2013)		Years Ended October 31,		Period Ended October 31,
	(Unaudited)		2012	2011	2010(a)
Net asset value at beginning of period	$7.96		$7.95	$7.89	$7.80

Income from investment operations:
Net investment income(b)	0.07		0.14	0.18	0.02
Net realized and unrealized gains on investments and foreign currencies	0.09		0.11	0.12	0.12
Total from investment operations	0.16		0.25	0.30	0.14

Less distributions:
Dividends from net investment income	(0.07)		(0.15)	(0.18)	(0.02)
Distributions from net realized gains	—		(0.09)	(0.06)	(0.03)
Return of capital	—		(0.00)*	—	—
In excess of net investment income	(0.04)		—	—	—
Total distributions	(0.11)		(0.24)	(0.24)	(0.05)

Net asset value at end of period	$8.01		$7.96	$7.95	$7.89

TOTAL RETURN(c)	2.00	%(d)	3.14%	3.88%	1.74	%(d)

Net assets at end of period (000's)	$35,093		$31,661	$18,056	$197

Ratio of expenses to average net assets	0.79	%(e)	0.78%	0.78%	0.69	%(e)

Ratio of net investment income to average net assets	1.76	%(e)	1.78%	2.25%	2.25	%(e)

Portfolio turnover rate	6	%(d)	57%	46%	48	%(d)

(a)	Class I commenced operations on September 16, 2010.

(b)	Calculated using the average shares outstanding for the period.

(c)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends, capital gains distributions or return of capital distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.

(e)	Annualized.

*	Amount less than $0.005 per share.

46	See Notes to Financial Statements.

ISI Strategy Fund

Financial Highlights
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

	Six Months Ended April 30, 2013)		Years Ended October 31,
	(Unaudited)		2012	2011	2010	2009	2008
Net asset value at beginning of period	$14.21		$12.63	$12.28	$10.64	$9.63	$14.82

Income (loss) from investment operations:
Net investment income(a)	0.10		0.14	0.15	0.16	0.11	0.13
Net realized and unrealized gains (losses) on investments	1.52		1.58	0.35	1.64	1.02	(4.39)
Total from investment operations	1.62		1.72	0.50	1.80	1.13	(4.26)

Less distributions:
Dividends from net investment income	(0.10)		(0.14)	(0.15)	(0.16)	(0.12)	(0.13)
Distributions from net realized gains	(0.62)		—	—	—	—	(0.80)
Total distributions	(0.72)		(0.14)	(0.15)	(0.16)	(0.12)	(0.93)

Net asset value at end of period	$15.11		$14.21	$12.63	$12.28	$10.64	$9.63

TOTAL RETURN(b)	11.91	%(c)	13.69%	4.03%	17.05%	11.84%	(30.49)%

Net assets at end of period (000's)	$69,300		$63,512	$57,261	$60,445	$53,731	$53,245

Ratio of expenses to average net assets	1.08	%(d)	1.11%	1.04%	1.06%	1.10%	0.99%

Ratio of net investment income to average net assets	1.36	%(d)	1.03%	1.12%	1.40%	1.19%	1.02%

Portfolio turnover rate	17	%(c)	55%	50%	38%	55%	42%

(a)	Calculated using the average shares outstanding for the period.

(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect initial sales charges, the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

See Notes to Financial Statements.	47

ISI Funds

Notes to Financial Statements
April 30, 2013 (Unaudited)

Note 1 – Organization and Significant Accounting Policies

A.	Organization

Total Return US Treasury Fund, Inc. (“Total Return”), Managed Municipal Fund, Inc. (“Managed Municipal”), North American Government Bond Fund, Inc. (“North American”) and ISI Strategy Fund, Inc. (“Strategy”) (each a “Fund” and collectively, the “Funds”) are registered under the Investment Company Act of 1940, as amended, as open-end management investment companies. The Funds are organized as corporations under the laws of the State of Maryland.

Total Return’s investment objectives are to provide a high level of total return with relative stability of principal and, secondarily, high current income. Managed Municipal’s investment objectives are to provide a high level of total return with relative stability of principal and, secondarily, high current income exempt from Federal income tax. North American’s investment objective is to provide a high level of current income, consistent with prudent investment risk. Strategy’s investment objective is to maximize total return through a combination of long-term growth of capital and current income.

Total Return and Strategy each currently offer a single class of shares (ISI Shares) to investors. Managed Municipal offers two classes of shares – ISI Class A Shares and ISI Class I Shares. North American offers three classes of shares – ISI Class A Shares, ISI Class C Shares and ISI Class I Shares. ISI Shares and ISI Class A Shares are subject to a maximum front-end sales charge equal to 3.00%. A contingent deferred sales charge of 1.00% is imposed on the sale of ISI Class C Shares if redeemed within the first year of purchase.

Total Return and Strategy are authorized to issue 115,000,000 and 25,000,000 shares, respectively, of ISI Shares at $0.001 par value. Managed Municipal is authorized to issue 50,000,000 ISI Class A Shares and 5,000,000 ISI Class I Shares at $0.001 par value. North American is authorized to issue 50,000,000 ISI Class A Shares, 5,000,000 ISI Class C Shares and 5,000,000 ISI Class I Shares at $0.001 par value.

B.	Valuation of Securities

Exchange traded securities and over-the-counter securities listed on the NASDAQ National Market System for which market quotations are readily available are valued each Fund business day using the last reported sales price or the NASDAQ Official Closing Price (“NOCP”) provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00p.m. Eastern time). In the absence of a sale price or NOCP, such securities are valued at the mean of the last bid and the last asked prices. Non-exchange traded securities for which quotations are readily available are generally valued at the mean between the last bid and the last asked prices. Debt securities may be valued at prices supplied by a Fund’s pricing agent based

48

ISI Funds

Notes to Financial Statements (continued)

on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate, and maturity. Money market instruments that mature in 60 days or less may be valued at amortized cost unless the Fund’s investment advisor believes another valuation is more appropriate.

When valuing securities for which market quotations are not readily available or for which the market quotations that are readily available are considered unreliable, the Funds determine a fair value in good faith under procedures established by and under the general supervision of the Funds’ Boards of Directors (the “Board”). The Funds may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the calculation of the net asset value per share, and the event is likely to affect the Fund’s net asset value per share. Fair valuation may also be used for securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid (i.e., securities that cannot be disposed of within seven days at approximately the price at which the security is currently priced by the Funds).

If a fair value is required, the investment advisor, or the sub-advisor in the case of Strategy, determines the value of the security until the Board meets to establish the fair value of the security.

As of April 30, 2013, there were no fair valued securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a frame work for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs
Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s investments as of April 30, 2013:

Total Return
	Level 1	Level 2	Level 3	Total
US Treasury Obligations	$—	$71,117,825	$—	$71,117,825
Total	$—	$71,117,825	$—	$71,117,825

49

ISI Funds

Notes to Financial Statements (continued)

Managed Municipal
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$103,985,583	$—	$103,985,583
US Treasury Obligations	—	10,602,987	—	10,602,987
Total	$—	$114,588,570	$—	$114,588,570

North American
	Level 1	Level 2	Level 3	Total
Canadian Securities	$—	$27,421,292	$—	$27,421,292
Mexican Securities	—	22,815,614	—	22,815,614
US Treasury Obligations	—	105,281,028	—	105,281,028
Total	$—	$155,517,934	$—	$155,517,934

Strategy
	Level 1	Level 2	Level 3	Total
Common Stocks	$54,447,557	$—	$—	$54,447,557
US Treasury Obligations	—	14,554,941	—	14,554,941
Total	$54,447,557	$14,554,941	$—	$69,002,498

See Strategy’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by industry type.

The Funds’ policy is to disclose significant transfers between Levels based on valuations at the end of the reporting period. The Funds may hold securities which are periodically fair valued in accordance with the Funds’ Fair Value Procedures. This may result in movements between Level 1 and Level 2 throughout the period. There were no significant transfers between Level 1, 2, or 3 as of April 30, 2013, based on the valuation input Levels on October 31, 2012 for the Funds.

C.	Securities Transactions and Investment Income

Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Estimated expenses are also accrued daily. With respect to North American and Managed Municipal, income, gains (losses) and common expenses are allocated to each class based on its respective net assets. Class specific expenses are charged directly to each class.

50

ISI Funds

Notes to Financial Statements (continued)

D.	Distributions

Total Return declares distributions daily, and North American declares monthly distributions at fixed rates approved by the Board. These distributions are paid monthly. To the extent that a Fund’s net investment income is less than an approved fixed rate, some of its distributions may be designated as a return of capital. Managed Municipal declares and pays dividends monthly from its net investment income. Strategy declares and pays dividends quarterly from its net investment income. Net realized capital gains, if any, are distributed at least annually. The Funds record dividends and distributions on the ex-dividend date.

E.	Federal Income Taxes

Each Fund has a policy to qualify as a regulated investment company under subchapter M of the Internal Revenue Code. As provided therein in any fiscal year in which a Fund so qualifies and distributes at least 90% of its net taxable income, the Fund (but not its shareholders) will be relieved of Federal income tax on the income distributed. In addition, by distributing in each calendar year substantially all of its net investment income and net realized capital gains, a Fund will not be subject to Federal excise taxes. Accordingly, no Federal income or excise taxes have been accrued.

F.	Foreign Currency Translation

The Funds maintain their accounting records in U.S. dollars. North American determines the U.S. dollar value of foreign currency-denominated assets, liabilities and transactions by using prevailing exchange rates. In valuing security transactions, the receipt of income and the payment of expenses, North American uses the prevailing exchange rate on the transaction date.

Net realized gains and losses on foreign currency transactions shown on North American’s financial statements result from the sale of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and from the difference between the amounts of interest recorded on North American’s books and the U.S. dollar equivalent of the amounts actually received or paid. That portion of realized gains (losses) from security transactions that results from fluctuation in foreign currency exchange rates relating to the sale of foreign securities is not separately disclosed but is included in net realized gains (losses) from security transactions. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included in the net change in unrealized appreciation/depreciation on investments.

G.	Forward Foreign Currency Contracts

North American may use forward foreign currency contracts to manage foreign exchange rate risk. The Fund may use these contracts to fix the U.S. dollar value of securities transactions for the period between the date of the transaction and the date

51

ISI Funds

Notes to Financial Statements (continued)

the security is received or delivered or to hedge the U.S. dollar value of securities that it already owns. The use of forward foreign currency contracts does not eliminate fluctuations in the prices of the underlying securities, but does establish a rate of exchange that can be achieved in the future. North American determines the net U.S. dollar value of the forward foreign currency contracts using prevailing exchange rates.

H.	Repurchase Agreements

Each Fund may make short-term investments in repurchase agreements that are fully collateralized by U.S. government securities. Under the terms of a repurchase agreement, a financial institution sells U.S. government securities to a Fund and agrees to buy them back on a specified day in return for the principal amount of the original sale plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, a Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, a Fund’s claim on the collateral may be subject to legal proceedings.

I.	Estimates

In preparing its financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results may be different.

Note 2 – Fees and Transactions with Affiliates

International Strategy & Investment Inc. (“ISI”) is the Funds’ investment advisor. As compensation for ISI’s advisory services, Total Return pays ISI an annual fee based on the Fund’s average daily net assets, which is calculated daily and paid monthly at the following annual rates: 0.20% of the first $100 million, 0.18% of the next $100 million, 0.16% of the next $100 million, 0.14% of the next $200 million and 0.12% of the amount over $500 million. In addition, Total Return pays ISI 1.50% of the Fund’s gross interest income. As compensation for ISI’s advisory services, Managed Municipal, North American and Strategy each pay ISI a fee, which is calculated daily and paid monthly, at the annual rate of 0.40% of such Fund’s average daily net assets.

ISI has contractually agreed to reimburse expenses with respect to Class C Shares of North American through February 28, 2014 to the extent necessary to limit the annual ordinary operating expenses of ISI Class C Shares to 1.85% of the average daily net assets attributable to such shares. During the six months ended April 30, 2013, no expenses were reimbursed by ISI under the expense limitation agreement.

52

ISI Funds

Notes to Financial Statements (continued)

Los Angeles Capital Management and Equity Research, Inc. is Strategy’s Sub-Advisor and is responsible for managing the common stocks in Strategy’s portfolio. The Sub-Advisor is paid by ISI, not Strategy.

International Strategy & Investment Group LLC (“ISI Group”), an affiliate of ISI, is the distributor for the Funds. Total Return, Managed Municipal (ISI Class A Shares, only) and Strategy each pay ISI Group a distribution/shareholder service fee, pursuant to Rule 12b-1, that is calculated daily and paid monthly at the annual rate of 0.25% of average daily net assets. North American’s ISI Class A Shares and ISI Class C Shares pay ISI Group a distribution/shareholder service fee, pursuant to Rule 12b-1, that is calculated daily and paid monthly at the annual rates of 0.40% and 1.00% (which may include up to 0.25% for shareholder servicing fees for each class) of their average daily net assets, respectively.

During the six months ended April 30, 2013, ISI Group earned commissions on sales of ISI Shares of Total Return, Managed Municipal and Strategy of $1,055, $1,631 and $3,363, respectively, and earned commissions of $1,189 on sales of ISI Class A Shares of North American. ISI Group retained $815 of contingent deferred sales charges on redemptions of ISI Class C Shares of North American during the six months ended April 30, 2013.

State Street Bank and Trust Company (“State Street”) is the administrator of the Funds. State Street is responsible for providing certain administrative services to the Funds, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund other than investment advisory activities, including maintaining the books and records of the Fund, and preparing certain reports and other documents required by federal and/or state laws and regulations. For the performance of these services, the Funds pay State Street an annual fee of $300,000. This fee is allocated among the Funds based on the relative net assets of each Fund.

State Street is the fund accountant and fund custodian, and State Street is responsible for safeguarding and controlling the Funds’ cash and securities, handling the delivery of securities and collecting interest and dividends on the Funds’ investments. State Street as fund accounting agent is responsible for maintaining the books and records and calculating the daily net asset values of the Funds. For Fund accounting services, the Funds pay State Street an annual base fee of $180,000. This fee is allocated among the Funds based on the relative net assets of each Fund. For Fund custodian services, the Funds pay State Street an annual base fee of 1 (one) basis point on net assets, plus other asset-based fees that vary according to the number of positions and transactions, plus out-of-pocket fees.

State Street also serves as transfer agent for the Funds and is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts. For these services State Street receives an annual amount of $130,000, allocated among the Funds based on the relative net assets of each Fund and

53

ISI Funds

Notes to Financial Statements (continued)

a monthly fee from each Fund at an annual rate of $20 for each direct account and $15 for certain accounts established through financial intermediaries. In addition, the Funds reimburse State Street for its out-of-pocket expenses including, but not limited to, postage and supplies.

EJV Financial Services, LLC (“EJV”) provides certain compliance services to the Funds. Edward J. Veilleux, Vice President and Chief Compliance Officer (“CCO”) of the Funds, is also a principal of EJV. The Funds pay EJV $18,750 quarterly for providing CCO services. This fee is allocated among the Funds based on the relative net assets of each Fund. In addition, the Funds reimburse EJV for any reasonable out-of-pocket expenses relating to these compliance services.

Effective January 1, 2012, the Funds pay each independent Director an annual fee of $21,000. The Audit Committee Chairman and Chairman of the Board receive an additional annual fee of $2,000 and $4,000, respectively. The Funds also reimburse each of the Directors for out-of-pocket expenses incurred in connection with attending the Board of Directors’ meetings. Certain officers of the Funds are also officers or employees of the above named service providers, and during their terms of office, receive no compensation from the Funds.

Note 3 – Federal Income Tax

The Funds may periodically make reclassifications among certain capital accounts as a result of differences in the characterization and allocation of certain income and capital gain distributions determined annually in accordance with Federal tax regulations, which may differ from GAAP. These book/tax differences may be either temporary or permanent in nature. To the extent they are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arose. The reclassifications have no impact on the net assets or net asset value per share of the Funds.

The Funds determine their net investment income and capital gain distributions in accordance with income tax regulations, which may differ from GAAP.

During the periods ended April 30, 2013 and October 31, 2012, the tax character of distributions paid by each of the Funds was as follows:

	Ordinary Income				Tax-Exempt Income
	April 30, 2013		October 31, 2012		April 30, 2013	October 31, 2012
Total Return	$984,756	*	$1,646,163	*	$—	$—
Managed Municipal	8,969		21,808		1,250,844	2,679,806
North American	1,911,822	*	4,060,711	*	—	—
Strategy	445,637		632,521		—	—

54

ISI Funds

Notes to Financial Statements (continued)

	Long-Term Capital Gains		Return of Capital
	April 30, 2013	October 31, 2012	April 30, 2013	October 31, 2012
Total Return	$1,065,847	$1,046,949	$—	$—
Managed Municipal	492,954	—	—	—
North American	—	278,869	—	62,034
Strategy	2,703,899	—	—	—

*
A portion of the ordinary income is short-term gains that are taxed as ordinary income for tax purposes. However, these short-term gains may be offset by losses incurred through October 31, 2013 and therefore could be treated as return of capital.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed each Fund’s tax positions taken on Federal and state income tax returns for all open tax years (tax years ended October 31, 2009 through October 31, 2012) and concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

As of October 31, 2012, the components of distributable earnings on a tax basis were as follows:

	Total Return	Managed Municipal	North American	Strategy
Undistributed ordinary income	$326,047	$826	$—	$20,463
Undistributed tax-exempt income	—	111,744	—	—
Accumulated undistributed long-term capital gains	1,065,587	491,839	—	2,703,604
Capital loss carryforwards	—	—	—	—
Net unrealized appreciation (depreciation)	4,983,388	8,146,069	6,889,548	9,811,184
Other temporary differences	(36,173)	(112,944)	(136,355)	—
Total	$6,338,849	$8,637,534	$6,753,193	$12,535,251

55

ISI Funds

Notes to Financial Statements (continued)

As of October 31, 2012, the Funds recorded the following reclassifications primarily due to foreign exchange gains/losses, passive foreign investment company losses, REIT adjustments to increase (decrease) the accounts listed below:

Fund	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Paid-in Capital
Total Return US Treasury Fund	$—	$—	$—
Managed Municipal Fund	—	—	—
North American Government Bond Fund	171,223	(171,223)	—
ISI Strategy Fund	(13,973)	13,973	—

As of October 31, 2011, Managed Municipal had capital loss carryforwards of $41,257 and Strategy had capital loss carryforwards of $3,371,617, which were utilized in the year ended October 31, 2012.

The difference between the federal income tax cost of portfolio investments and the financial statement cost for Strategy is due to certain timing differences in the recognition of capital gains or losses under income tax reporting regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

Note 4 – Investment Transactions

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended April 30, 2013 were as follows:

	Non-US Government Obligations		US Government Obligations
	Purchases	Sales	Purchases	Sales
Total Return	$—	$—	$—	$3,908,902
Managed Municipal	12,157,797	10,615,422	—	—
North American	8,409,883	8,653,783	—	4,416,215
Strategy	10,192,010	10,358,728	—	1,040,605

Note 5 – Market and Credit Risk

North American invests in Canadian and Mexican government securities. Investing in Canadian and Mexican government securities may have different risks than investing in U.S. government securities. An investment in Canada or Mexico may be affected by developments unique to those countries. These developments may not affect the U.S. economy or the prices of U.S. government securities in the same manner. In addition, the value of bonds issued by non-U.S. governments may be affected by adverse international political and economic developments that may not impact the value of U.S. government securities.

56

ISI Funds

Notes to Financial Statements (continued)

Note 6 – Contractual Obligations

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these indemnification provisions and believe the risk of loss thereunder to be remote.

Note 7 – Subsequent Events

GAAP requires the Funds to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has determined no disclosure is necessary other than as noted below.

On May 31, 2013, the Funds paid the following per share net investment income distributions related to the period ended May 31, 2013:

Net Investment Income per share May 31, 2013
Total Return US Treasury	$—
Managed Municipal Fund - Class A	—
Managed Municipal Fund - Class I	—
North American Government Bond Fund - Class A	—
North American Government Bond Fund - Class C	—
North American Government Bond Fund - Class I	—
ISI Strategy Fund	—

57

Notice to Shareholders (Unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that Strategy uses to determine how to vote proxies relating to securities held in Strategy’s portfolio is available, without charge and upon request, by calling (800) 955-7175. Information regarding how Strategy voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, upon request, by calling (800) 955-7175 or on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

58

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Louis E. Levy Chairman W. Murray Jacques Director Edward A. Kuczmarski Director R. Alan Medaugh President Director Carrie L. Butler Vice President

Edward J. Veilleux
Vice President
Chief Compliance Officer

Thomas D. Stevens*
Vice President

Stephen V. Killorin
Vice President
Treasurer

Margaret M. Beeler
Vice President
Secretary

Edward S. Hyman
Senior Economic Advisor

* Thomas D. Stevens is an officer
   for only the ISI Strategy Fund.

Investment Advisor
ISI, Inc. 666 Fifth Avenue, 11th Floor New York, NY 10103 (800) 955-7175
Shareholder Servicing Agent
State Street Bank & Trust Company One Lincoln Street Boston, MA 02111
Distributor
ISI Group LLC 666 Fifth Avenue, 11th Floor New York, NY 10103 (800) 955-7175

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	A Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.	Controls and Procedures.

(a)
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1)	Not applicable.

(2)
Separate certifications of the Registrant’s Principal Executive Officer and Principal Financial Officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

(3)	Not applicable.

(b)
Certifications of the Registrant’s Principal Executive Officer and Principal Financial Officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto. These certifications are being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. Section 1350 and are not being filed as part of the Form N-CSR with the Commission.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGED MUNICIPAL FUND, INC.

By:	/s/ R. Alan Medaugh
R. Alan Medaugh
President

Date:	July 3, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Alan Medaugh
R. Alan Medaugh
President

Date:	July 3, 2013

By:	/s/ Anthony Rose
Anthony Rose
Treasurer

Date:	July 3, 2013